Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.32%)
Argentina (1.73%)
Globant SA(a)	39,150	$7,800,246

Bangladesh (0.86%)
Square Pharmaceuticals, Ltd.	1,759,296	3,879,830

Brazil (7.62%)
CI&T, Inc., Class A(a)	254,514	2,881,099
Grupo Mateus SA(a)	4,868,100	4,017,469
Hypera SA(a)	634,000	5,232,176
Instituto Hermes Pardini SA	51,000	201,078
Locaweb Servicos de Internet SA(a)(b)(c)	1,711,800	2,226,554
MercadoLibre, Inc.(a)	3,617	2,943,189
Pagseguro Digital, Ltd., Class A(a)	169,251	1,836,373
Patria Investments, Ltd., Class A	414,049	5,966,446
Pet Center Comercio e Participacoes SA	1,707,503	3,194,494
Raia Drogasil SA	825,800	3,348,463
TOTVS SA(a)	499,900	2,551,624
		34,398,965

China (15.00%)
Angelalign Technology, Inc.(b)(c)	184,200	3,338,440
ANTA Sports Products, Ltd.	183,400	2,019,391
CSPC Pharmaceutical Group, Ltd.	4,336,720	4,748,512
Guangzhou KDT Machinery Co., Ltd., Class A	1,019,439	2,395,237
Guangzhou Kingmed Diagnostics Group Co., Ltd.	193,847	2,003,657
Hangzhou Robam Appliances Co., Ltd., Class A	1,176,000	4,944,258
Hangzhou Tigermed Consulting Co., Ltd., Class A	211,434	3,206,570
JD.com, Inc., Class A	116,300	3,469,526
Li Ning Co., Ltd.	279,400	2,266,390
Man Wah Holdings, Ltd.	4,403,700	3,447,224
ManpowerGroup Greater China, Ltd.(c)	1,794,600	2,217,560
O2Micro International, Ltd., ADR(a)	746,299	2,761,306
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	74,000	3,185,326
Silergy Corp.	679,288	12,712,446
Suofeiya Home Collection Co., Ltd., Class A	1,012,759	2,677,200
TK Group Holdings, Ltd.	10,499,117	2,407,418
	Shares	Value (Note 2)
China (continued)
WuXi AppTec Co., Ltd., Class H(b)(c)	449,700	$5,447,749
Wuxi Biologics Cayman, Inc.(a)(b)(c)	462,000	4,422,319
		67,670,529

Colombia (1.11%)
Parex Resources, Inc.	269,031	5,008,550

Greece (1.04%)
JUMBO SA	158,446	2,456,661
Sarantis SA	314,979	2,216,618
		4,673,279

Hong Kong (2.25%)
Plover Bay Technologies, Ltd.(c)	9,628,000	3,515,810
Techtronic Industries Co., Ltd.	596,600	6,620,250
		10,136,060

India (20.97%)
Avenue Supermarts, Ltd.(a)(b)(c)	42,817	2,302,948
Cartrade Tech, Ltd.(a)	138,071	1,222,176
Cera Sanitaryware, Ltd.	112,299	6,710,466
City Union Bank, Ltd.	1,997,585	4,067,429
Computer Age Management Services, Ltd.	169,144	5,268,592
EPL, Ltd.	1,135,862	2,498,319
Gufic Biosciences, Ltd.	756,398	1,968,477
Gulf Oil Lubricants India, Ltd.	157,066	833,761
HCL Technologies, Ltd.	453,603	5,455,034
HDFC Asset Management Co., Ltd.(b)(c)	93,838	2,315,254
Home First Finance Co. India, Ltd.(a)(b)(c)	502,237	5,263,343
IndiaMart InterMesh, Ltd.(b)(c)	84,187	4,540,525
Jyothy Labs, Ltd.	172,353	374,097
Kotak Mahindra Bank, Ltd.	213,527	4,903,841
L&T Technology Services, Ltd.(b)(c)	58,199	2,591,599
Larsen & Toubro Infotech, Ltd.(b)(c)	53,731	3,225,112
Metropolis Healthcare, Ltd.(b)(c)	355,418	7,106,637
Nippon Life India Asset Management, Ltd.(b)(c)	1,148,380	4,059,987
Polycab India, Ltd.	175,040	5,137,787
SJS Enterprises, Ltd.(a)	222,751	1,256,836
Tarsons Products, Ltd.(a)	494,169	5,122,843
WNS Holdings, Ltd., ADR(a)	212,103	18,391,451
		94,616,514

Indonesia (6.10%)
Ace Hardware Indonesia Tbk PT	37,757,000	1,808,011
Arwana Citramulia Tbk PT	41,025,200	2,777,897
Avia Avian Tbk PT	71,878,500	4,143,342
Bank Central Asia Tbk PT	10,552,500	5,247,338

	Shares	Value (Note 2)
Indonesia (continued)
Bank Tabungan Pensiunan Nasional Syariah	17,451,900	$3,311,258
Metrodata Electronics Tbk PT	86,153,600	3,456,018
Selamat Sempurna Tbk PT	43,299,800	3,798,522
Ultrajaya Milk Industry & Trading Co. Tbk PT	30,552,300	2,997,040
		27,539,426

Malaysia (0.19%)
Scicom MSC Bhd	3,545,500	837,713

Mexico (2.89%)
Bolsa Mexicana de Valores SAB de CV	416,043	780,432
GMexico Transportes SAB de CV(b)(c)	1,999,000	3,315,405
Grupo Aeroportuario del Centro Norte SAB de CV	676,200	4,117,471
Regional SAB de CV	882,000	4,829,356
		13,042,664

Philippines (4.17%)
AllHome Corp.	20,298,765	1,780,608
Concepcion Industrial Corp.	1,861,792	621,966
Philippine Seven Corp.(a)	1,023,000	1,216,177
Puregold Price Club, Inc.	6,905,100	3,783,823
Robinsons Land Corp.	8,263,000	2,550,722
Wilcon Depot, Inc.	17,692,900	8,881,712
		18,835,008

Poland (4.27%)
Dino Polska SA(a)(b)(c)	199,734	15,617,153
LiveChat Software SA	171,172	3,667,719
		19,284,872

Singapore (0.64%)
Riverstone Holdings, Ltd.	5,069,200	2,862,296

South Africa (2.18%)
Clicks Group, Ltd.	216,900	3,651,672
Italtile, Ltd.	3,636,472	3,073,099
Transaction Capital, Ltd.	1,356,800	3,113,619
		9,838,390

South Korea (1.76%)
Hyundai Ezwel Co., Ltd.	327,272	1,892,210
LEENO Industrial, Inc.	21,776	2,213,019
Suprema, Inc.(a)	97,329	1,786,622
Tokai Carbon Korea Co., Ltd.	20,786	2,055,032
		7,946,883

Taiwan (10.89%)
Bioteque Corp.	999,000	3,520,423
Brighten Optix Corp.	345,000	2,542,446
eMemory Technology, Inc.	68,700	2,731,002
FineTek Co., Ltd.	683,970	1,972,824
GEM Services, Inc./Tw	1,147,000	2,905,119
	Shares	Value (Note 2)
Taiwan (continued)
M3 Technology, Inc.	565,000	$2,493,711
momo.com, Inc.	122,680	3,362,799
Poya International Co., Ltd.	498,518	6,256,547
Realtek Semiconductor Corp.	227,000	2,610,441
Sinbon Electronics Co., Ltd.	489,000	4,541,443
Sporton International, Inc.	869,148	5,954,361
Voltronic Power Technology Corp.	126,108	6,194,075
Wistron Information Technology & Services Corp.	1,552,400	4,067,524
		49,152,715

Thailand (1.88%)
Humanica PCL	9,664,000	3,115,271
Netbay PCL	2,801,100	1,941,571
TQM Corp. PCL	2,793,500	3,434,982
		8,491,824

United States (6.13%)
Bizlink Holding, Inc.	738,000	7,959,919
Frontage Holdings Corp.(a)(b)(c)	19,034,682	6,235,342
Genpact, Ltd.	279,858	13,455,573
		27,650,834

Vietnam (4.64%)
FPT Corp.	2,301,428	8,247,998
Lix Detergent JSC	437,310	843,143
Orient Commercial Joint Stock Bank(a)	4,323,550	3,370,803
Vietnam Technological & Commercial Joint Stock Bank(a)	3,440,269	5,602,379
Vincom Retail JSC	2,386,220	2,868,254
		20,932,577

TOTAL COMMON STOCKS
(Cost $368,918,935)		434,599,175

TOTAL INVESTMENTS (96.32%)
(Cost $368,918,935)		$434,599,175

Other Assets In Excess Of Liabilities (3.68%)		16,616,000

NET ASSETS (100.00%)		$451,215,175

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $72,008,367, representing 15.96% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of these securities was $77,741,737, representing 17.23% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2022) (Unaudited)
Technology	29.0%
Consumer	22.2%
Health Care	14.4%
Industrials	14.2%
Financials	13.8%
Energy & Materials	2.7%
Cash, Cash Equivalents, & Other Net Assets	3.7%
Total	100%
Industry Composition (July 31, 2022) (Unaudited)
IT Services	16.3%
Food & Staples Retailing	7.5%
Banks	7.0%
Semiconductors & Semiconductor Equipment	6.2%
Life Sciences Tools & Services	5.4%
Specialty Retail	4.7%
Electrical Equipment	4.6%
Pharmaceuticals	3.5%
Health Care Equipment & Supplies	3.4%
Capital Markets	2.9%
Software	2.9%
Electronic Equipment, Instruments & Components	2.8%
Internet & Direct Marketing Retail	2.5%
Household Durables	2.5%
Professional Services	2.4%
Machinery	2.4%
Building Products	2.2%
Health Care Providers & Services	2.1%
Multiline Retail	1.4%
Thrifts & Mortgage Finance	1.2%
Real Estate Management & Development	1.2%
Auto Components	1.1%
Oil, Gas & Consumable Fuels	1.1%
Chemicals	1.1%
Textiles, Apparel & Luxury Goods	1.0%
Trading Companies & Distributors	1.0%
Other Industries (each less than 1%)	5.9%
Cash and Other Assets, Less Liabilities	3.7%
Total	100.0%

Grandeur Peak Global Contrarian Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.58%)
Australia (5.36%)
Atturra, Ltd.(a)	1,247,790	$541,341
Fiducian Group, Ltd.	292,904	1,483,727
Kogan.com, Ltd.(a)	585,653	1,895,648
QANTM Intellectual Property, Ltd.	2,514,634	1,749,778
		5,670,494

Bangladesh (0.71%)
Square Pharmaceuticals, Ltd.	342,206	754,678

Brazil (2.05%)
Patria Investments, Ltd., Class A	150,093	2,162,840

Britain (12.60%)
B&M European Value Retail SA	673,637	3,488,004
boohoo Group PLC(a)	1,042,327	851,719
City of London Investment Group PLC	174,447	882,284
CVS Group PLC	34,865	731,990
FRP Advisory Group PLC	648,962	1,110,632
IG Group Holdings PLC	160,642	1,558,595
K3 Capital Group PLC	132,654	403,867
Manolete Partners PLC	136,578	462,494
On the Beach Group PLC(a)(b)(c)	350,262	475,069
Petershill Partners PLC(b)(c)	468,349	1,336,422
Premier Miton Group PLC	567,200	804,516
Victorian Plumbing Group PLC(a)	1,979,564	1,217,414
		13,323,006

Canada (1.76%)
BioSyent, Inc.(a)	113,187	707,115
Guardian Capital Group, Ltd., Class A	50,000	1,151,068
		1,858,183

China (10.11%)
Chaoju Eye Care Holdings, Ltd.	2,000,000	966,506
CSPC Pharmaceutical Group, Ltd.	818,000	895,673
ManpowerGroup Greater China, Ltd.(c)	634,500	784,042
O2Micro International, Ltd., ADR(a)	1,064,942	3,940,285
TK Group Holdings, Ltd.	5,489,283	1,258,677
Xin Point Holdings, Ltd.(c)	7,076,984	2,839,845
		10,685,028
	Shares	Value (Note 2)
Colombia (2.72%)
Parex Resources, Inc.	154,714	$2,880,311

France (0.82%)
Neurones	13,999	500,052
Thermador Groupe	4,347	366,089
		866,141

Greece (0.80%)
Kri-Kri Milk Industry SA	143,477	840,763

Hong Kong (3.11%)
Plover Bay Technologies, Ltd.(c)	8,996,539	3,285,223

India (0.77%)
Gulf Oil Lubricants India, Ltd.	152,873	811,503

Indonesia (0.33%)
Selamat Sempurna Tbk PT	4,008,600	351,659

Japan (16.89%)
Beenos, Inc.	240,000	4,665,417
Central Automotive Products, Ltd.	42,900	786,066
Gakujo Co., Ltd.	71,000	559,744
geechs, Inc.	140,600	1,064,205
MCJ Co., Ltd.	94,500	670,362
Medikit Co., Ltd.	148,600	2,601,565
Naigai Trans Line, Ltd.	42,800	654,860
Seria Co., Ltd.	164,500	3,276,655
Synchro Food Co., Ltd.(a)	250,000	728,134
System Information Co., Ltd.	87,800	653,027
System Support, Inc.	62,000	608,263
Trancom Co., Ltd.	10,000	552,676
YAMADA Consulting Group Co., Ltd.	118,000	1,037,206
		17,858,180

Mexico (0.42%)
Regional SAB de CV	80,700	441,870

Netherlands (0.93%)
Flow Traders(b)(c)	45,281	984,013

Philippines (1.50%)
AllHome Corp.	5,200,000	456,144
Concepcion Industrial Corp.	1,376,400	459,812
Pryce Corp.	7,013,600	667,902
		1,583,858

Singapore (3.17%)
Riverstone Holdings, Ltd.	5,927,575	3,346,973

Taiwan (6.76%)
Bioteque Corp.	410,773	1,447,542
FineTek Co., Ltd.	218,924	631,458
Fuzetec Technology Co., Ltd.	229,363	406,284

	Shares	Value (Note 2)
Taiwan (continued)
GEM Services, Inc./Tw	148,000	$374,854
Sporton International, Inc.	219,000	1,500,326
Tofu Restaurant Co., Ltd.	150,989	757,962
Wistron Information Technology & Services Corp.	772,600	2,024,330
		7,142,756

United States (25.19%)
AgileThought, Inc.(a)	144,213	641,748
Bank of NT Butterfield & Son, Ltd.	73,081	2,476,714
Barrett Business Services, Inc.	13,722	1,119,578
Bizlink Holding, Inc.	71,000	765,792
Bowman Consulting Group, Ltd.(a)	74,771	1,026,606
Enhabit, Inc.(a)	28,835	504,901
Esquire Financial Holdings, Inc.	45,157	1,635,587
Evolution Petroleum Corp.	393,936	2,659,068
Global Industrial Co.	23,414	837,051
Hackett Group, Inc.	205,269	4,304,490
Healthcare Services Group, Inc.	59,601	854,678
Littelfuse, Inc.	3,777	1,053,292
Ollie's Bargain Outlet Holdings, Inc.(a)	26,007	1,533,113
Plumas Bancorp	90,896	2,826,865
Signature Bank	6,595	1,223,834
Silvercrest Asset Management Group, Inc.	45,330	806,874
Sprouts Farmers Market, Inc.(a)	57,153	1,579,709
TriMas Corp.	26,356	780,138
		26,630,038

Vietnam (2.58%)
FPT Corp.	320,746	1,149,509
Orient Commercial Joint Stock Bank(a)	1,073,775	837,156
Vietnam Technological & Commercial Joint Stock Bank(a)	455,100	741,117
		2,727,782

TOTAL COMMON STOCKS
(Cost $107,384,123)		104,205,299

TOTAL INVESTMENTS (98.58%)
(Cost $107,384,123)		$104,205,299

Other Assets In Excess Of Liabilities (1.42%)		1,500,956

NET ASSETS (100.00%)		$105,706,255
(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $2,795,504, representing 2.64% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of these securities was $9,704,614, representing 9.18% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2022) (Unaudited)
Consumer	23.7%
Financials	21.5%
Technology	20.9%
Industrials	13.7%
Health Care	11.4%
Energy & Materials	7.4%
Cash, Cash Equivalents, & Other Net Assets	1.4%
Total	100%

Industry Composition (July 31, 2022) (Unaudited)
Capital Markets	12.0%
Banks	9.5%
IT Services	9.3%
Internet & Direct Marketing Retail	8.3%
Multiline Retail	7.9%
Health Care Equipment & Supplies	7.1%
Professional Services	6.8%
Oil, Gas & Consumable Fuels	5.9%
Semiconductors & Semiconductor Equipment	4.2%
Communications Equipment	3.1%
Auto Components	3.0%
Pharmaceuticals	2.2%
Health Care Providers & Services	1.6%
Food & Staples Retailing	1.5%
Electronic Equipment, Instruments & Components	1.4%
Electrical Equipment	1.3%
Machinery	1.2%
Hotels, Restaurants & Leisure	1.1%
Trading Companies & Distributors	1.1%
Entertainment	1.0%
Construction & Engineering	1.0%
Other Industries (each less than 1%)	8.1%
Cash and Other Assets, Less Liabilities	1.4%
Total	100.0%

Grandeur Peak Global Explorer Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (95.65%)
Argentina (0.79%)
Globant SA(a)	375	$74,715

Australia (3.23%)
Adore Beauty Group, Ltd.(a)	16,812	17,660
Atturra, Ltd.(a)	61,650	26,746
Australian Ethical Investment, Ltd.	3,458	15,876
EQT Holdings, Ltd.	1,256	22,547
HUB24, Ltd.	1,168	20,177
Imdex, Ltd.	7,446	9,480
Kogan.com, Ltd.(a)	15,573	50,407
Netwealth Group, Ltd.	2,531	22,994
PeopleIN, Ltd.	12,040	28,782
QANTM Intellectual Property, Ltd.	48,896	34,024
Redbubble, Ltd.(a)	21,783	18,090
Whispir, Ltd.(a)	44,990	37,645
		304,428

Belgium (0.99%)
Melexis NV	523	44,875
Warehouses De Pauw CVA	540	18,357
X-Fab Silicon Foundries SE(a)(b)(c)	4,483	29,938
		93,170

Brazil (2.22%)
CI&T, Inc., Class A(a)	1,866	21,123
Grupo Mateus SA(a)	59,860	49,400
Locaweb Servicos de Internet SA(a)(b)(c)	21,400	27,835
Patria Investments, Ltd., Class A	4,623	66,618
Pet Center Comercio e Participacoes SA	23,332	43,651
		208,627

Britain (10.95%)
AB Dynamics PLC	1,154	18,414
Abcam PLC(a)	1,906	28,485
B&M European Value Retail SA	15,095	78,160
boohoo Group PLC(a)	17,178	14,037
Bytes Technology Group PLC	3,653	20,162
CVS Group PLC	4,111	86,310
Darktrace PLC(a)	2,000	9,183
Dechra Pharmaceuticals PLC	2,091	94,101
Diploma PLC	903	30,325
Elixirr International PLC	2,575	21,324
Endava PLC, ADR(a)	834	85,068
Ergomed PLC(a)	1,830	26,883
Foresight Group Holdings, Ltd.	8,771	45,289
	Shares	Value (Note 2)
Britain (continued)
FRP Advisory Group PLC	11,942	$20,438
Gresham House PLC	715	7,549
Halma PLC	532	14,983
Impax Asset Management Group PLC	10,197	89,535
Intertek Group PLC	429	22,928
JTC PLC(b)(c)	5,436	49,432
K3 Capital Group PLC	12,584	38,312
Keystone Law Group PLC	4,427	28,034
Marlowe PLC(a)	2,224	21,613
On the Beach Group PLC(a)(b)(c)	10,418	14,130
Pensionbee Group PLC(a)	7,202	6,797
Softcat PLC	3,131	53,416
St. James's Place PLC	2,462	36,982
Volution Group PLC	13,511	69,110
		1,031,000

Canada (1.07%)
Aritzia, Inc.(a)	500	15,775
Converge Technology Solutions Corp.(a)	4,900	22,729
Docebo, Inc.(a)	611	19,339
Gildan Activewear, Inc.	778	22,801
Guardian Capital Group, Ltd., Class A	392	9,024
Richelieu Hardware, Ltd.	355	10,743
		100,411

China (4.19%)
Angelalign Technology, Inc.(b)(c)	1,200	21,749
CSPC Pharmaceutical Group, Ltd.	18,000	19,709
Guangzhou KDT Machinery Co., Ltd., Class A	5,460	12,829
Guangzhou Kingmed Diagnostics Group Co., Ltd.	2,000	20,672
Hangzhou Robam Appliances Co., Ltd., Class A	5,931	24,936
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,000	15,166
Man Wah Holdings, Ltd.	28,900	22,623
O2Micro International, Ltd., ADR(a)	8,811	32,601
Shanghai Kindly Medical Instruments Co., Ltd., Class H(c)	5,900	18,769
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	700	30,131
Silergy Corp.	5,000	93,572
Suofeiya Home Collection Co., Ltd., Class A	2,200	5,816
WuXi AppTec Co., Ltd., Class H(b)(c)	3,634	46,647

	Shares	Value (Note 2)
China (continued)
Wuxi Biologics Cayman, Inc.(a)(b)(c)	3,000	$28,716
		393,936

Colombia (0.57%)
Parex Resources, Inc.	2,884	53,691

Finland (1.02%)
Evli Oyj(a)	467	8,544
Musti Group Oyj(a)	4,237	87,817
		96,361

France (3.48%)
Alten SA	518	70,158
Antin Infrastructure Partners SA	1,319	39,606
Aubay	168	8,933
BioMerieux	190	20,565
Bureau Veritas SA	400	11,032
Esker SA	209	31,394
Neurones	240	8,573
Sidetrade(a)	60	7,420
Thermador Groupe	382	32,171
Virbac SA	207	76,456
Wavestone	404	21,096
		327,404

Germany (3.07%)
Atoss Software AG	342	53,965
Dermapharm Holding SE	873	49,183
Mensch und Maschine Software SE	874	46,194
MYT Netherlands Parent BV, ADR(a)	816	10,763
Nagarro SE(a)	529	62,039
Nexus AG	863	46,042
QIAGEN NV(a)	417	20,700
		288,886

Greece (0.14%)
Kri-Kri Milk Industry SA	2,300	13,478

Hong Kong (0.74%)
Plover Bay Technologies, Ltd.(c)	95,861	35,005
Techtronic Industries Co., Ltd.	3,100	34,400
		69,405

India (4.31%)
Ajanta Pharma, Ltd.	1,246	20,131
Cartrade Tech, Ltd.(a)	1,500	13,278
Cera Sanitaryware, Ltd.	909	54,318
Computer Age Management Services, Ltd.	900	28,034
EPL, Ltd.	6,200	13,637
Gulf Oil Lubricants India, Ltd.	5,160	27,391
IndiaMart InterMesh, Ltd.(b)(c)	188	10,139
	Shares	Value (Note 2)
India (continued)
Kotak Mahindra Bank, Ltd.	1,285	$29,511
Metropolis Healthcare, Ltd.(b)(c)	1,500	29,993
Nippon Life India Asset Management, Ltd.(b)(c)	7,500	26,515
Polycab India, Ltd.	500	14,676
Tarsons Products, Ltd.(a)	5,201	53,916
WNS Holdings, Ltd., ADR(a)	970	84,109
		405,648

Indonesia (1.45%)
Ace Hardware Indonesia Tbk PT	196,500	9,409
Arwana Citramulia Tbk PT	362,800	24,566
Avia Avian Tbk PT	445,300	25,669
Bank Central Asia Tbk PT	36,500	18,150
Bank Tabungan Pensiunan Nasional Syariah	56,600	10,739
Metrodata Electronics Tbk PT	336,400	13,494
Selamat Sempurna Tbk PT	186,600	16,370
Ultrajaya Milk Industry & Trading Co. Tbk PT	188,000	18,442
		136,839

Ireland (1.00%)
Keywords Studios PLC	1,322	40,643
Uniphar PLC	16,038	53,027
		93,670

Israel (0.18%)
Wix.com, Ltd.(a)	281	16,672

Italy (1.84%)
DiaSorin SpA	99	13,765
FinecoBank Banca Fineco SpA	2,610	32,437
GVS SpA(b)(c)	2,062	20,035
Interpump Group SpA	1,181	50,473
Piovan SpA(b)(c)	941	8,560
Sesa SpA	335	47,549
		172,819

Japan (11.66%)
AIT Corp.	800	10,990
BASE, Inc.(a)	4,600	12,998
BayCurrent Consulting, Inc.	200	62,573
Beenos, Inc.	3,000	58,318
Carenet, Inc.	4,500	38,984
Central Automotive Products, Ltd.	700	12,826
Charm Care Corp.	3,000	27,752
Coconala, Inc.(a)	1,500	6,692
Confidence, Inc.	400	5,320
Cosmos Pharmaceutical Corp.	200	21,502
Create SD Holdings Co., Ltd.	400	9,266
Creema, Ltd.(a)	3,600	16,979
CrowdWorks, Inc.(a)	1,200	13,518
Cyber Security Cloud, Inc.(a)	900	11,732
eGuarantee, Inc.	2,100	36,855

	Shares	Value (Note 2)
Japan (continued)
ENECHANGE, Ltd.(a)	2,200	$25,238
Enjin Co., Ltd.	1,000	24,044
Freee KK(a)	200	4,872
Future Corp.	1,700	20,595
Gakujo Co., Ltd.	1,700	13,402
GMO Financial Gate, Inc.	100	10,680
GMO Payment Gateway, Inc.	100	8,310
GMO Pepabo, Inc.	900	13,351
gremz, Inc.	1,900	23,358
M&A Capital Partners Co., Ltd.(a)	1,200	33,632
M3, Inc.	400	13,936
MarkLines Co., Ltd.	2,500	43,251
MatsukiyoCocokara & Co.	300	11,327
MCJ Co., Ltd.	1,700	12,059
Medikit Co., Ltd.	700	12,255
Meinan M&A Co., Ltd.	800	6,192
Meitec Corp.	2,400	45,244
MonotaRO Co., Ltd.	1,900	33,925
Naigai Trans Line, Ltd.	1,400	21,421
Nihon M&A Center Holdings, Inc.	3,300	44,161
OBIC Business Consultants Co., Ltd.	600	20,469
Open Door, Inc.(a)	2,500	32,805
Seria Co., Ltd.	3,000	59,757
SMS Co., Ltd.	200	4,808
Sun*, Inc.(a)	3,400	28,296
Synchro Food Co., Ltd.(a)	2,800	8,155
System Information Co., Ltd.	1,500	11,156
TeamSpirit, Inc.(a)	1,000	3,236
TechnoPro Holdings, Inc.	2,000	46,478
Trancom Co., Ltd.	100	5,527
Tsuruha Holdings, Inc.	200	11,395
User Local, Inc.	1,400	17,274
Visional, Inc.(a)	500	27,384
WDB coco Co., Ltd.	300	10,860
WealthNavi, Inc.(a)	1,200	19,112
YAKUODO Holdings Co., Ltd.	1,500	23,690
		1,097,960

Luxembourg (0.14%)
Sword Group	316	13,056

Mexico (0.76%)
Bolsa Mexicana de Valores SAB de CV	10,300	19,321
GMexico Transportes SAB de CV(b)(c)	11,132	18,463
Grupo Aeroportuario del Centro Norte SAB de CV	2,151	13,098
Regional SAB de CV	3,850	21,080
		71,962

Netherlands (0.60%)
Aalberts NV	657	28,156
	Shares	Value (Note 2)
Netherlands (continued)
Shop Apotheke Europe NV(a)(b)(c)	293	$28,453
		56,609

Norway (1.10%)
Bouvet ASA	3,852	25,616
Nordhealth AS, Class A(a)	5,100	12,242
Self Storage Group ASA(a)	13,300	39,906
SmartCraft ASA(a)	13,607	26,045
		103,809

Philippines (0.83%)
AllHome Corp.	196,808	17,264
Puregold Price Club, Inc.	35,797	19,616
Robinsons Land Corp.	32,000	9,878
Wilcon Depot, Inc.	63,033	31,642
		78,400

Poland (1.03%)
Answear.com SA, Class A(a)	1,850	7,342
Dino Polska SA(a)(b)(c)	1,150	89,918
		97,260

Singapore (0.37%)
Riverstone Holdings, Ltd.	61,445	34,695

South Africa (0.43%)
Italtile, Ltd.	20,554	17,370
Transaction Capital, Ltd.	9,996	22,939
		40,309

South Korea (0.57%)
Hyundai Ezwel Co., Ltd.	1,082	6,256
LEENO Industrial, Inc.	120	12,195
MegaStudyEdu Co., Ltd.	147	9,996
Suprema, Inc.(a)	499	9,160
Tokai Carbon Korea Co., Ltd.	162	16,016
		53,623

Sweden (3.30%)
AddLife AB	600	10,337
AddTech AB, Class B	1,200	20,542
Beijer Alma AB	876	17,592
Boozt AB(a)(b)(c)	1,231	8,672
Byggfakta Group Nordic Holdco AB(a)	4,150	16,002
Cint Group AB(a)	2,301	16,241
EQT AB	620	16,829
KNOW IT AB	1,619	47,853
Lyko Group AB, Class A(a)(c)	640	12,520
Nordnet AB publ	2,442	32,802
Sagax AB, Class A	791	20,294
Sdiptech AB, Class B(a)	394	10,986
SwedenCare AB	2,960	20,808
Teqnion AB	3,170	45,706

	Shares	Value (Note 2)
Sweden (continued)
Vitec Software Group AB, Class B	290	$13,371
		310,555

Taiwan (4.03%)
Bioteque Corp.	6,227	21,944
Brighten Optix Corp.	3,000	22,108
FineTek Co., Ltd.	6,000	17,306
Fuzetec Technology Co., Ltd.	11,000	19,485
GEM Services, Inc./Tw	9,000	22,795
M3 Technology, Inc.	6,000	26,482
momo.com, Inc.	1,200	32,893
Realtek Semiconductor Corp.	2,000	23,000
Sinbon Electronics Co., Ltd.	3,000	27,862
Sporton International, Inc.	13,000	89,060
Tofu Restaurant Co., Ltd.	4,011	20,135
Voltronic Power Technology Corp.	1,000	49,117
Zhen Yu Hardware Co., Ltd.	2,000	7,151
		379,338

Thailand (0.41%)
Humanica PCL	60,700	19,567
Netbay PCL	15,500	10,744
TQM Corp. PCL	7,000	8,607
		38,918

United States (27.42%)
AgileThought, Inc.(a)	2,449	10,898
Alexandria Real Estate Equities, Inc.	154	25,530
Align Technology, Inc.(a)	59	16,577
Alpha Teknova, Inc.(a)	2,252	14,615
Ashtead Group PLC	274	15,423
Bank of Hawaii Corp.	249	19,947
Bank of NT Butterfield & Son, Ltd.	1,405	47,615
Barrett Business Services, Inc.	200	16,318
Bizlink Holding, Inc.	2,000	21,572
Blackline, Inc.(a)	187	11,822
Blackstone, Inc.	204	20,822
CareDx, Inc.(a)	420	9,992
Chewy, Inc., Class A(a)	454	17,620
Coastal Financial Corp.(a)	226	9,318
Digital Realty Trust, Inc.	146	19,338
DigitalOcean Holdings, Inc.(a)	613	25,121
Elastic NV(a)	647	51,689
Equinix, Inc.	34	23,927
Esquire Financial Holdings, Inc.	995	36,039
Etsy, Inc.(a)	444	46,052
Exact Sciences Corp.(a)	451	20,340
ExlService Holdings, Inc.(a)	170	28,623
Fastenal Co.	611	31,381
Figs, Inc., Class A(a)	4,893	51,719
First Hawaiian, Inc.	787	20,061
First Republic Bank	767	124,799
Five Below, Inc.(a)	163	20,712
	Shares	Value (Note 2)
United States (continued)
Freshpet, Inc.(a)	202	$10,795
Frontage Holdings Corp.(a)(b)(c)	156,300	51,200
FTI Consulting, Inc.(a)	82	13,412
Genpact, Ltd.	1,072	51,542
Gitlab, Inc., Class A(a)	319	18,311
Global Industrial Co.	2,091	74,753
Goosehead Insurance, Inc., Class A	593	33,333
Hackett Group, Inc.	1,557	32,650
Heska Corp.(a)	378	34,583
Houlihan Lokey, Inc.	109	9,217
HubSpot, Inc.(a)	140	43,120
I3 Verticals, Inc., Class A(a)	583	15,817
Insperity, Inc.	464	50,919
JFrog, Ltd.(a)	2,211	49,084
Joint Corp.(a)	732	12,517
KnowBe4, Inc.(a)	1,542	22,035
LeMaitre Vascular, Inc.	1,013	51,005
LGI Homes, Inc.(a)	271	30,569
Littelfuse, Inc.	202	56,332
Lululemon Athletica, Inc.(a)	70	21,736
Marcus & Millichap, Inc.	295	12,071
MarketAxess Holdings, Inc.	72	19,496
MaxCyte, Inc.(a)	5,071	27,637
Medpace Holdings, Inc.(a)	322	54,589
Microchip Technology, Inc.	483	33,259
Monolithic Power Systems, Inc.	21	9,759
Morningstar, Inc.	94	24,003
MSCI, Inc.	61	29,362
New Relic, Inc.(a)	302	18,322
NV5 Global, Inc.(a)	154	20,882
Ollie's Bargain Outlet Holdings, Inc.(a)	844	49,754
P10, Inc., Class A	5,561	65,787
PagerDuty, Inc.(a)	1,078	27,953
Paycom Software, Inc.(a)	195	64,446
Paylocity Holding Corp.(a)	251	51,688
PJT Partners, Inc., Class A	899	64,261
Plumas Bancorp	408	12,689
Pool Corp.	73	26,112
Power Integrations, Inc.	559	47,521
Qualys, Inc.(a)	578	70,701
Rapid7, Inc.(a)	492	31,473
Revolve Group, Inc.(a)	582	16,482
Rexford Industrial Realty, Inc.	486	31,789
Shoals Technologies Group, Inc., Class A(a)	2,843	67,180
Silicon Laboratories, Inc.(a)	207	30,528
Sprouts Farmers Market, Inc.(a)	792	21,891
Squarespace, Inc., Class A(a)	1,623	34,521
SVB Financial Group(a)	153	61,743
Terreno Realty Corp.	350	21,928
TPG, Inc.	1,286	36,677
TriMas Corp.	646	19,122
Ulta Beauty, Inc.(a)	39	15,167

	Shares	Value (Note 2)
United States (continued)
WW Grainger, Inc.	40	$21,741
		2,581,334

Vietnam (1.76%)
FPT Corp.	24,000	86,013
Lix Detergent JSC	11,700	22,558
Orient Commercial Joint Stock Bank(a)	30,900	24,091
Vietnam Technological & Commercial Joint Stock Bank(a)	20,000	32,569
		165,231

TOTAL COMMON STOCKS
(Cost $11,147,992)		9,004,219

TOTAL INVESTMENTS (95.65%)
(Cost $11,147,992)		$9,004,219

Other Assets In Excess Of Liabilities (4.35%)		409,490

NET ASSETS (100.00%)		$9,413,709

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $489,600, representing 5.20% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of these securities was $555,895, representing 5.91% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2022) (Unaudited)
Technology	29.5%
Financials	17.9%
Industrials	17.0%
Consumer	15.1%
Health Care	14.6%
Energy & Materials	1.6%
Cash, Cash Equivalents, & Other Net Assets	4.3%
Total	100%

Industry Composition (Unaudited)
IT Services	12.3%
Capital Markets	9.6%
Software	9.1%
Professional Services	6.5%
Banks	5.3%
Semiconductors & Semiconductor Equipment	4.3%
Life Sciences Tools & Services	3.9%
Health Care Equipment & Supplies	3.7%
Internet & Direct Marketing Retail	3.5%
Trading Companies & Distributors	3.5%
Specialty Retail	3.1%
Pharmaceuticals	2.9%
Food & Staples Retailing	2.9%
Health Care Providers & Services	2.4%
Electronic Equipment, Instruments & Components	2.3%
Multiline Retail	1.9%
Electrical Equipment	1.8%
Machinery	1.7%
Building Products	1.6%
Equity Real Estate Investment Trusts (REITs)	1.5%
Health Care Technology	1.1%
Other Industries (each less than 1%)	10.8%
Cash and Other Assets, Less Liabilities	4.3%
Total	100.0%

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.45%)
Australia (5.54%)
Atturra, Ltd.(a)	498,743	$216,375
Australian Ethical Investment, Ltd.	44,054	202,253
Fiducian Group, Ltd.	172,647	874,556
Kogan.com, Ltd.(a)	224,164	725,577
PeopleIN, Ltd.	128,850	308,016
Whispir, Ltd.(a)	521,740	436,559
		2,763,336

Belgium (0.58%)
X-Fab Silicon Foundries SE(a)(b)(c)	43,412	289,913

Britain (12.36%)
AB Dynamics PLC	13,514	215,639
Bytes Technology Group PLC	15,079	83,226
City of London Investment Group PLC	51,167	258,782
CVS Group PLC	11,141	233,905
Elixirr International PLC	67,655	560,256
Ergomed PLC(a)	9,500	139,559
Foresight Group Holdings, Ltd.	78,753	406,640
FRP Advisory Group PLC	168,246	287,936
Impax Asset Management Group PLC	59,855	525,555
JTC PLC(b)(c)	49,351	448,775
K3 Capital Group PLC	241,532	735,347
Keystone Law Group PLC	61,638	390,328
On the Beach Group PLC(a)(b)(c)	163,775	222,132
Pensionbee Group PLC(a)	153,582	144,950
Premier Miton Group PLC	280,507	397,871
Victorian Plumbing Group PLC(a)	248,056	152,552
Volution Group PLC	136,926	700,384
XPS Pensions Group PLC(c)	147,229	263,510
		6,167,347

Canada (1.02%)
BioSyent, Inc.(a)	48,100	300,496
Guardian Capital Group, Ltd., Class A	9,036	208,021
		508,517

China (1.56%)
O2Micro International, Ltd., ADR(a)	144,479	534,572
TK Group Holdings, Ltd.	1,060,600	243,193
		777,765

Finland (1.67%)
Musti Group Oyj(a)	40,126	831,664
	Shares	Value (Note 2)
France (2.58%)
Esker SA	1,872	$281,194
Neurones	9,400	335,773
Thermador Groupe	4,482	377,459
Wavestone	5,647	294,872
		1,289,298

Germany (2.34%)
Bike24 Holding AG(a)	1,787	5,310
Friedrich Vorwerk Group SE	5,285	164,848
Mensch und Maschine Software SE	9,568	505,701
Nexus AG	6,251	333,496
UmweltBank AG	9,246	156,216
		1,165,571

Greece (1.38%)
Kri-Kri Milk Industry SA	74,411	436,042
Sarantis SA	36,028	253,542
		689,584

Hong Kong (0.94%)
Plover Bay Technologies, Ltd.(c)	1,279,600	467,265

India (4.13%)
Cera Sanitaryware, Ltd.	7,803	466,271
Gulf Oil Lubricants India, Ltd.	50,712	269,197
Jyothy Labs, Ltd.	121,614	263,967
Metropolis Healthcare, Ltd.(b)(c)	26,021	520,294
Tarsons Products, Ltd.(a)	26,944	279,317
Westlife Development, Ltd.	35,235	260,694
		2,059,740

Indonesia (1.49%)
Arwana Citramulia Tbk PT	3,563,400	241,285
Map Aktif Adiperkasa PT(a)	1,369,500	299,526
Selamat Sempurna Tbk PT	2,309,700	202,621
		743,432

Ireland (0.60%)
Uniphar PLC	90,411	298,927

Israel (0.15%)
Max Stock, Ltd.	41,382	73,546

Italy (0.34%)
Piovan SpA(b)(c)	18,758	170,627

Japan (19.13%)
AIT Corp.	29,800	409,381
Beenos, Inc.	60,400	1,174,130
Carenet, Inc.	30,000	259,893
Central Automotive Products, Ltd.	10,900	199,723

	Shares	Value (Note 2)
Japan (continued)
Charm Care Corp.	35,400	$327,478
Confidence, Inc.	14,800	196,831
Creema, Ltd.(a)	52,800	249,019
CrowdWorks, Inc.(a)	28,600	322,173
eGuarantee, Inc.	26,000	456,303
ENECHANGE, Ltd.(a)	20,200	231,728
GMO Pepabo, Inc.	25,200	373,835
gremz, Inc.	21,300	261,859
M&A Capital Partners Co., Ltd.(a)	27,800	779,143
MarkLines Co., Ltd.	22,000	380,613
Medikit Co., Ltd.	4,800	84,034
Meinan M&A Co., Ltd.	28,300	219,030
Naigai Trans Line, Ltd.	15,700	240,217
Open Door, Inc.(a)	16,700	219,139
Strike Co., Ltd.	11,900	349,477
Sun*, Inc.(a)	72,600	604,202
Synchro Food Co., Ltd.(a)	110,900	323,000
System Information Co., Ltd.	22,100	164,372
System Support, Inc.	25,200	247,229
Trancom Co., Ltd.	2,700	149,223
User Local, Inc.	9,300	114,752
Vega Corp. Co., Ltd.	9,900	41,370
WDB coco Co., Ltd.	5,000	181,009
YAKUODO Holdings Co., Ltd.	48,500	765,963
YMIRLINK, Inc.(a)	24,000	219,240
		9,544,366

Luxembourg (0.74%)
Sword Group	8,972	370,691

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	159,993	0

Norway (3.34%)
Bouvet ASA	38,828	258,204
Nordhealth AS, Class A(a)	129,479	310,800
Self Storage Group ASA(a)	268,416	805,379
SmartCraft ASA(a)	152,120	291,173
		1,665,556

Oman (0.41%)
Tethys Oil AB	30,300	203,612

Philippines (1.40%)
AllHome Corp.	3,701,098	324,661
Pryce Corp.	3,937,000	374,918
		699,579

Poland (0.37%)
Answear.com SA, Class A(a)	46,403	184,151

Singapore (1.12%)
Riverstone Holdings, Ltd.	992,800	560,579

South Korea (0.83%)
Hyundai Ezwel Co., Ltd.	25,910	149,805
	Shares	Value (Note 2)
South Korea (continued)
MegaStudyEdu Co., Ltd.	2,818	$191,622
Suprema, Inc.(a)	4,066	74,638
		416,065

Sweden (7.32%)
KNOW IT AB	20,020	591,727
Lyko Group AB, Class A(a)(c)	12,424	243,047
OEM International AB, Class B	35,479	267,677
Rvrc Holding AB	35,351	160,154
SwedenCare AB	176,576	1,241,281
Teqnion AB	53,700	774,262
Vitec Software Group AB, Class B	8,128	374,758
		3,652,906

Taiwan (5.99%)
Bioteque Corp.	77,000	271,344
Brighten Optix Corp.	44,000	324,254
FineTek Co., Ltd.	111,042	320,286
Fuzetec Technology Co., Ltd.	123,955	219,569
GEM Services, Inc./Tw	182,000	460,969
Poya International Co., Ltd.	12,484	156,673
Sporton International, Inc.	98,761	676,592
Tofu Restaurant Co., Ltd.	68,050	341,610
Wistron Information Technology & Services Corp.	83,000	217,472
		2,988,769

Thailand (0.78%)
Humanica PCL	935,000	301,405
Netbay PCL	125,000	86,643
		388,048

United States (17.76%)
4imprint Group PLC	18,464	721,265
Barrett Business Services, Inc.	8,530	695,963
Bowman Consulting Group, Ltd.(a)	53,433	733,635
Coastal Financial Corp.(a)	15,973	658,567
Esquire Financial Holdings, Inc.	25,349	918,141
Evolution Petroleum Corp.	88,988	600,669
Frontage Holdings Corp.(a)(b)(c)	877,800	287,548
Global Industrial Co.	12,150	434,362
Hackett Group, Inc.	24,299	509,550
Heska Corp.(a)	4,072	372,547
Joint Corp.(a)	41,778	714,404
LeMaitre Vascular, Inc.	18,438	928,353
MaxCyte, Inc.(a)	115,776	630,979
Plumas Bancorp	21,261	661,217
		8,867,200

	Shares	Value (Note 2)
Vietnam (0.58%)
Lix Detergent JSC	150,720	$290,591

TOTAL COMMON STOCKS
(Cost $44,574,233)		48,128,645

TOTAL INVESTMENTS (96.45%)
(Cost $44,574,233)		$48,128,645

Other Assets In Excess Of Liabilities (3.55%)		1,769,668

NET ASSETS (100.00%)		$49,898,313

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $1,939,289, representing 3.89% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of these securities was $2,913,111, representing 5.84% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2022) (Unaudited)
Technology	21.4%
Industrials	20.3%
Health Care	17.7%
Consumer	17.6%
Financials	16.3%
Energy & Materials	3.2%
Cash, Cash Equivalents, & Other Net Assets	3.5%
Total	100%
Industry Composition (July 31, 2022) (Unaudited)
Capital Markets	10.7%
IT Services	8.8%
Professional Services	7.2%
Internet & Direct Marketing Retail	5.8%
Software	5.8%
Health Care Equipment & Supplies	5.3%
Banks	4.7%
Health Care Providers & Services	4.3%
Specialty Retail	3.7%
Trading Companies & Distributors	3.7%
Life Sciences Tools & Services	3.2%
Pharmaceuticals	3.1%
Building Products	2.8%
Oil, Gas & Consumable Fuels	2.7%
Semiconductors & Semiconductor Equipment	2.6%
Commercial Services & Supplies	2.1%
Hotels, Restaurants & Leisure	2.0%
Health Care Technology	1.8%
Food & Staples Retailing	1.5%
Construction & Engineering	1.5%
Interactive Media & Services	1.4%
Media	1.4%
Household Products	1.1%
Other Industries (each less than 1%)	9.3%
Cash and Other Assets, Less Liabilities	3.5%
Total	100.0%

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.23%)
Argentina (1.06%)
Globant SA(a)	38,237	$7,618,340

Australia (0.13%)
Fiducian Group, Ltd.	182,850	926,240

Bangladesh (0.32%)
Square Pharmaceuticals, Ltd.	1,038,829	2,290,962

Belgium (1.81%)
Melexis NV	99,926	8,573,901
X-Fab Silicon Foundries SE(a)(b)(c)	666,184	4,448,893
		13,022,794

Brazil (0.49%)
Instituto Hermes Pardini SA	31,900	125,773
Patria Investments, Ltd., Class A	238,699	3,439,652
		3,565,425

Britain (18.53%)
AB Dynamics PLC	60,600	966,974
Ascential PLC(a)	1,826,939	6,531,751
B&M European Value Retail SA	3,497,024	18,107,136
boohoo Group PLC(a)	3,622,736	2,960,254
Bytes Technology Group PLC	256,480	1,415,605
City of London Investment Group PLC	393,420	1,989,762
CVS Group PLC	707,677	14,857,659
Dechra Pharmaceuticals PLC	358,757	16,145,081
Diploma PLC	154,351	5,183,513
Elixirr International PLC	59,520	492,889
Endava PLC, ADR(a)	204,269	20,835,438
Foresight Group Holdings, Ltd.	617,350	3,187,681
FRP Advisory Group PLC	756,129	1,294,037
Impax Asset Management Group PLC	332,241	2,917,233
Intertek Group PLC	106,243	5,678,200
JTC PLC(b)(c)	473,767	4,308,212
K3 Capital Group PLC	1,023,251	3,115,299
Keystone Law Group PLC	54,464	344,898
Marlowe PLC(a)	252,521	2,454,019
On the Beach Group PLC(a)(b)(c)	1,126,330	1,527,668
Premier Miton Group PLC	1,939,173	2,750,520
Softcat PLC	286,848	4,893,703
St. James's Place PLC	335,907	5,045,702
Victorian Plumbing Group PLC(a)	1,039,569	639,326
Volution Group PLC	1,151,259	5,888,757
		133,531,317
	Shares	Value (Note 2)
Canada (2.12%)
Aritzia, Inc.(a)	101,000	$3,186,443
Gildan Activewear, Inc.	129,125	3,784,359
Guardian Capital Group, Ltd., Class A	106,150	2,443,717
Richelieu Hardware, Ltd.	194,865	5,896,700
		15,311,219

China (3.44%)
Hangzhou Robam Appliances Co., Ltd., Class A	1,241,826	5,221,010
Man Wah Holdings, Ltd.	4,124,900	3,228,979
O2Micro International, Ltd., ADR(a)	733,006	2,712,122
Silergy Corp.	605,008	11,322,343
Suofeiya Home Collection Co., Ltd., Class A	871,633	2,304,138
		24,788,592

Egypt (0.13%)
Integrated Diagnostics Holdings PLC(b)(c)	1,127,045	932,652

Finland (1.18%)
Musti Group Oyj(a)	411,649	8,531,965

France (6.40%)
Alten SA	91,086	12,336,645
Antin Infrastructure Partners SA	80,302	2,411,284
BioMerieux	4,339	469,640
Esker SA	33,542	5,038,367
Neurones	110,960	3,963,546
Thermador Groupe	63,244	5,326,192
Virbac SA	36,662	13,541,267
Wavestone	58,543	3,056,972
		46,143,913

Germany (2.64%)
Bike24 Holding AG(a)	24,533	72,894
Dermapharm Holding SE	106,728	6,012,873
Fashionette AG(a)	140,250	628,632
Friedrich Vorwerk Group SE	60,903	1,899,672
Nagarro SE(a)	29,777	3,492,159
Nexus AG	79,491	4,240,906
QIAGEN NV(a)	53,600	2,660,704
		19,007,840

India (4.04%)
Cera Sanitaryware, Ltd.	44,638	2,667,359
Computer Age Management Services, Ltd.	164,350	5,119,266
Gulf Oil Lubricants India, Ltd.	186,873	991,987
Metropolis Healthcare, Ltd.(b)(c)	346,724	6,932,799
Nippon Life India Asset Management, Ltd.(b)(c)	367,612	1,299,657

	Shares	Value (Note 2)
India (continued)
WNS Holdings, Ltd., ADR(a)	139,880	$12,128,995
		29,140,063

Indonesia (1.57%)
Ace Hardware Indonesia Tbk PT	51,567,600	2,469,338
Arwana Citramulia Tbk PT	51,611,000	3,494,682
Selamat Sempurna Tbk PT	40,416,300	3,545,563
Ultrajaya Milk Industry & Trading Co. Tbk PT	18,240,200	1,789,280
		11,298,863

Ireland (1.29%)
Irish Residential Properties REIT PLC	1,573,046	2,182,065
Keywords Studios PLC	232,107	7,135,898
		9,317,963

Italy (1.57%)
DiaSorin SpA	20,819	2,894,715
GVS SpA(b)(c)	22,991	223,388
Interpump Group SpA	147,692	6,312,008
Sesa SpA	13,384	1,899,677
		11,329,788

Japan (9.06%)
AIT Corp.	366,700	5,037,591
BayCurrent Consulting, Inc.	15,300	4,786,829
Charm Care Corp.	191,500	1,771,527
Create SD Holdings Co., Ltd.	127,500	2,953,419
Funai Soken Holdings, Inc.	110,800	1,953,277
M&A Capital Partners Co., Ltd.(a)	191,800	5,375,524
MarkLines Co., Ltd.	238,000	4,117,536
Medikit Co., Ltd.	83,700	1,465,350
MonotaRO Co., Ltd.	176,500	3,151,469
Naigai Trans Line, Ltd.	98,500	1,507,097
Seria Co., Ltd.	444,700	8,857,924
Strike Co., Ltd.	233,200	6,848,576
Sun*, Inc.(a)	367,100	3,055,132
Synchro Food Co., Ltd.(a)	449,300	1,308,603
System Information Co., Ltd.	135,500	1,007,803
Trancom Co., Ltd.	75,370	4,165,520
Tsuruha Holdings, Inc.	49,000	2,791,701
User Local, Inc.	150,900	1,861,938
Visional, Inc.(a)	12,100	662,694
YAKUODO Holdings Co., Ltd.	164,800	2,602,697
		65,282,207

Luxembourg (0.24%)
Sword Group	41,691	1,722,521

Mexico (0.52%)
Regional SAB de CV	691,727	3,787,524

Netherlands (0.96%)
Aalberts NV	74,003	3,171,456
	Shares	Value (Note 2)
Netherlands (continued)
Shop Apotheke Europe NV(a)(b)(c)	38,472	$3,735,933
		6,907,389

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,107,672	1

Norway (0.95%)
Bouvet ASA	230,309	1,531,542
Nordhealth AS, Class A(a)	1,049,587	2,519,417
SmartCraft ASA(a)	1,457,082	2,789,005
		6,839,964

Philippines (1.10%)
AllHome Corp.	3,534,674	310,062
Concepcion Industrial Corp.	1,020,252	340,834
Puregold Price Club, Inc.	8,009,700	4,389,116
Wilcon Depot, Inc.	5,691,200	2,856,942
		7,896,954

Poland (1.29%)
Dino Polska SA(a)(b)(c)	119,058	9,309,116

Singapore (0.86%)
Riverstone Holdings, Ltd.	10,959,200	6,188,053

South Africa (0.28%)
Italtile, Ltd.	2,394,999	2,023,958

South Korea (0.27%)
LEENO Industrial, Inc.	18,998	1,930,700

Sweden (3.86%)
Beijer Alma AB	334,996	6,727,481
Boozt AB(a)(b)(c)	213,043	1,500,757
Byggfakta Group Nordic Holdco AB(a)	570,528	2,199,932
Cint Group AB(a)	224,379	1,583,696
Hexpol AB	235,268	2,453,862
KNOW IT AB	176,253	5,209,472
Lyko Group AB, Class A(a)(c)	50,031	978,741
Sdiptech AB, Class B(a)	140,498	3,917,618
SwedenCare AB	465,047	3,269,153
		27,840,712

Taiwan (1.73%)
Bioteque Corp.	1,193,000	4,204,069
Fuzetec Technology Co., Ltd.	278,482	493,291
M3 Technology, Inc.	237,000	1,046,034
Sporton International, Inc.	880,954	6,035,242
Tofu Restaurant Co., Ltd.	142,000	712,838
		12,491,474

United States (29.04%)
4imprint Group PLC	146,389	5,718,436
Bank of Hawaii Corp.	33,131	2,654,124

	Shares	Value (Note 2)
United States (continued)
Bank of NT Butterfield & Son, Ltd.	214,652	$7,274,556
Barrett Business Services, Inc.	47,990	3,915,504
Bizlink Holding, Inc.	659,900	7,117,548
Elastic NV(a)	16,218	1,295,656
Esquire Financial Holdings, Inc.	36,196	1,311,019
Figs, Inc., Class A(a)	525,523	5,554,778
First Hawaiian, Inc.	66,271	1,689,248
First Republic Bank	67,366	10,961,122
Five Below, Inc.(a)	41,548	5,279,504
Frontage Holdings Corp.(a)(b)(c)	10,679,283	3,498,298
Genpact, Ltd.	224,300	10,784,344
Glacier Bancorp, Inc.	173,534	8,692,318
Global Industrial Co.	214,679	7,674,774
Hackett Group, Inc.	126,955	2,662,246
Heska Corp.(a)	73,355	6,711,249
HubSpot, Inc.(a)	8,123	2,501,884
Insperity, Inc.	45,012	4,939,617
JFrog, Ltd.(a)	52,077	1,156,109
LeMaitre Vascular, Inc.	162,033	8,158,362
LGI Homes, Inc.(a)	34,465	3,887,652
Littelfuse, Inc.	74,738	20,842,186
Marcus & Millichap, Inc.	145,306	5,945,922
MaxCyte, Inc.(a)	545,988	2,963,692
Medpace Holdings, Inc.(a)	27,542	4,669,195
NV5 Global, Inc.(a)	34,720	4,708,032
Ollie's Bargain Outlet Holdings, Inc.(a)	60,880	3,588,876
P10, Inc., Class A	400,806	4,741,535
Paycom Software, Inc.(a)	24,760	8,182,932
PJT Partners, Inc., Class A	77,349	5,528,907
Plumas Bancorp	43,088	1,340,037
Power Integrations, Inc.	38,393	3,263,789
Qualys, Inc.(a)	85,102	10,409,677
Rapid7, Inc.(a)	71,327	4,562,788
Silicon Laboratories, Inc.(a)	12,889	1,900,870
SVB Financial Group(a)	5,800	2,340,590
Texas Roadhouse, Inc.	31,100	2,712,542
TriMas Corp.	277,024	8,199,910
		209,339,828

Vietnam (1.35%)
Vietnam Technological & Commercial Joint Stock Bank(a)	5,964,004	9,712,209

TOTAL COMMON STOCKS
(Cost $590,318,613)		708,030,546
	Shares	Value (Note 2)
PREFERRED STOCKS (0.27%)
United States (0.27%)
Dataminr Inc - Private Placement(a)(e)	96,640	$1,923,136

TOTAL PREFERRED STOCKS
(Cost $1,923,136)		1,923,136

TOTAL INVESTMENTS (98.50%)
(Cost $592,241,749)		$709,953,682

Other Assets In Excess Of Liabilities (1.50%)		10,810,507

NET ASSETS (100.00%)		$720,764,189

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $37,717,373, representing 5.23% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of these securities was $38,696,114, representing 5.37% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2022) (Unaudited)
Technology	31.8%
Health Care	16.9%
Industrials	16.4%
Consumer	16.1%
Financials	15.5%
Energy & Materials	1.8%
Cash, Cash Equivalents, & Other Net Assets	1.5%
Total	100%

Industry Composition (July 31, 2022) (Unaudited)
IT Services	15.0%
Capital Markets	7.6%
Banks	6.8%
Software	6.0%
Pharmaceuticals	5.7%
Health Care Equipment & Supplies	5.0%
Semiconductors & Semiconductor Equipment	4.9%
Professional Services	4.5%
Multiline Retail	4.2%
Trading Companies & Distributors	3.7%
Food & Staples Retailing	3.6%
Specialty Retail	3.5%
Electronic Equipment, Instruments & Components	3.4%
Health Care Providers & Services	3.3%
Machinery	2.3%
Life Sciences Tools & Services	1.9%
Household Durables	1.9%
Building Products	1.8%
Media	1.7%
Containers & Packaging	1.1%
Electrical Equipment	1.0%
Health Care Technology	1.0%
Other Industries (each less than 1%)	8.6%
Cash and Other Assets, Less Liabilities	1.5%
Total	100.0%

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.82%)
Argentina (0.95%)
Globant SA(a)	14,419	$2,872,842

Australia (1.59%)
Australian Ethical Investment, Ltd.	309,244	1,419,747
EQT Holdings, Ltd.	46,750	839,223
Imdex, Ltd.	267,464	340,533
Netwealth Group, Ltd.	89,313	811,401
PeopleIN, Ltd.	343,244	820,524
Redbubble, Ltd.(a)	717,155	595,564
		4,826,992

Bangladesh (0.20%)
Square Pharmaceuticals, Ltd.	276,516	609,809

Belgium (0.88%)
Melexis NV	10,126	868,836
Warehouses De Pauw CVA	30,732	1,044,706
X-Fab Silicon Foundries SE(a)(b)(c)	113,341	756,911
		2,670,453

Brazil (1.94%)
CI&T, Inc., Class A(a)	81,500	922,580
Grupo Mateus SA(a)	1,551,200	1,280,150
Hypera SA(a)	60,100	495,984
Instituto Hermes Pardini SA	10,100	39,821
Locaweb Servicos de Internet SA(a)(b)(c)	439,768	572,010
Patria Investments, Ltd., Class A	77,699	1,119,643
Pet Center Comercio e Participacoes SA	779,857	1,459,001
		5,889,189

Britain (14.02%)
AB Dynamics PLC	108,092	1,724,788
Abcam PLC(a)	92,182	1,377,656
Ascential PLC(a)	67,756	242,244
B&M European Value Retail SA	963,470	4,988,722
Bytes Technology Group PLC	57,053	314,896
CVS Group PLC	100,610	2,112,304
Darktrace PLC(a)	159,122	730,632
Dechra Pharmaceuticals PLC	62,776	2,825,098
Diploma PLC	18,786	630,883
dotdigital group PLC	579,337	692,923
Elixirr International PLC	258,300	2,139,000
Endava PLC, ADR(a)	49,086	5,006,772
Ergomed PLC(a)	49,436	726,236
Foresight Group Holdings, Ltd.	216,892	1,119,920
FRP Advisory Group PLC	474,926	812,787
	Shares	Value (Note 2)
Britain (continued)
Gamma Communications PLC	41,298	$560,164
Gresham House PLC	70,460	743,942
Halma PLC	17,419	490,571
Impax Asset Management Group PLC	375,782	3,299,544
Intertek Group PLC	14,739	787,732
JTC PLC(b)(c)	341,843	3,108,558
K3 Capital Group PLC	644,228	1,961,359
Keystone Law Group PLC	169,151	1,071,163
Marlowe PLC(a)	106,336	1,033,382
On the Beach Group PLC(a)(b)(c)	579,035	785,359
Pensionbee Group PLC(a)	815,693	769,850
Softcat PLC	15,800	269,552
Spirax-Sarco Engineering PLC	4,814	702,408
St. James's Place PLC	41,869	628,920
Victorian Plumbing Group PLC(a)	427,512	262,916
Volution Group PLC	121,147	619,674
		42,539,955

Canada (1.27%)
Aritzia, Inc.(a)	36,000	1,135,762
Docebo, Inc.(a)	18,900	598,194
Gildan Activewear, Inc.	25,125	736,356
Richelieu Hardware, Ltd.	15,100	456,933
Ritchie Bros Auctioneers, Inc.	13,017	938,135
		3,865,380

China (4.25%)
Angelalign Technology, Inc.(b)(c)	26,200	474,849
CSPC Pharmaceutical Group, Ltd.	551,520	603,889
Guangzhou Kingmed Diagnostics Group Co., Ltd.	41,500	428,956
Haitian International Holdings, Ltd.(a)	355,000	849,558
Hangzhou Robam Appliances Co., Ltd., Class A	141,900	596,590
Man Wah Holdings, Ltd.	1,964,800	1,538,049
ManpowerGroup Greater China, Ltd.(c)	242,100	299,159
O2Micro International, Ltd., ADR(a)	150,009	555,033
Shanghai Kindly Medical Instruments Co., Ltd., Class H(c)	205,600	654,065
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	20,600	886,726
Silergy Corp.	151,700	2,838,970
TK Group Holdings, Ltd.	1,492,400	342,203
WuXi AppTec Co., Ltd., Class H(b)(c)	157,512	1,908,129

	Shares	Value (Note 2)
China (continued)
Wuxi Biologics Cayman, Inc.(a)(b)(c)	97,000	$928,496
		12,904,672

Colombia (1.18%)
Parex Resources, Inc.	193,061	3,594,217

Finland (1.26%)
Evli Oyj(a)	36,445	666,747
Musti Group Oyj(a)	152,383	3,158,337
		3,825,084

France (3.25%)
Alten SA	11,958	1,619,586
Antin Infrastructure Partners SA	51,284	1,539,940
BioMerieux	680	73,601
Bureau Veritas SA	20,129	555,168
Esker SA	15,237	2,288,760
Neurones	17,282	617,322
Sidetrade(a)	2,745	339,467
Thermador Groupe	10,310	868,273
Virbac SA	5,303	1,958,686
		9,860,803

Germany (2.07%)
Atoss Software AG	4,230	667,462
Bike24 Holding AG(a)	13,228	39,304
Dermapharm Holding SE	17,100	963,385
Friedrich Vorwerk Group SE	7,108	221,711
Mensch und Maschine Software SE	8,301	438,736
MYT Netherlands Parent BV, ADR(a)	40,519	534,446
Nagarro SE(a)	9,411	1,103,694
Nexus AG	18,017	961,221
Puma SE	6,549	442,211
QIAGEN NV(a)	11,559	573,789
UmweltBank AG	19,299	326,067
		6,272,026

Greece (0.26%)
Kri-Kri Milk Industry SA	61,300	359,213
Sarantis SA	60,646	426,787
		786,000

Hong Kong (0.78%)
Plover Bay Technologies, Ltd.(c)	3,254,000	1,188,248
Techtronic Industries Co., Ltd.	105,000	1,165,146
		2,353,394

India (4.43%)
Avenue Supermarts, Ltd.(a)(b)(c)	9,163	492,840
Cera Sanitaryware, Ltd.	15,069	900,453
Computer Age Management Services, Ltd.	42,700	1,330,043
	Shares	Value (Note 2)
India (continued)
EPL, Ltd.	402,114	$884,447
Gufic Biosciences, Ltd.	116,118	302,190
Gulf Oil Lubricants India, Ltd.	146,334	776,792
HCL Technologies, Ltd.	43,536	523,564
IndiaMart InterMesh, Ltd.(b)(c)	7,034	379,370
Jyothy Labs, Ltd.	262,240	569,199
Kotak Mahindra Bank, Ltd.	12,958	297,592
Metropolis Healthcare, Ltd.(b)(c)	116,642	2,332,275
Polycab India, Ltd.	16,674	489,417
SJS Enterprises, Ltd.(a)	86,869	490,144
Tarsons Products, Ltd.(a)	33,903	351,458
WNS Holdings, Ltd., ADR(a)	38,292	3,320,299
		13,440,083

Indonesia (1.22%)
Ace Hardware Indonesia Tbk PT	6,860,000	328,494
Arwana Citramulia Tbk PT	12,216,000	827,169
Avia Avian Tbk PT	13,596,400	783,747
Bank Central Asia Tbk PT	580,500	288,660
Selamat Sempurna Tbk PT	10,020,400	879,050
Ultrajaya Milk Industry & Trading Co. Tbk PT	6,163,200	604,582
		3,711,702

Ireland (1.10%)
Keywords Studios PLC	52,353	1,609,541
Uniphar PLC	523,697	1,731,508
		3,341,049

Israel (0.37%)
Monday.com, Ltd.(a)	3,736	383,799
Wix.com, Ltd.(a)	12,427	737,294
		1,121,093

Italy (0.68%)
GVS SpA(b)(c)	45,729	444,317
Interpump Group SpA	16,297	696,495
Piovan SpA(b)(c)	66,155	601,760
Sesa SpA	2,251	319,499
		2,062,071

Japan (7.60%)
AIT Corp.	60,000	824,258
Asahi Intecc Co., Ltd.	32,000	592,001
BayCurrent Consulting, Inc.	12,300	3,848,235
Beenos, Inc.	22,900	445,159
Carenet, Inc.	124,900	1,082,021
Confidence, Inc.	54,600	726,147
Enjin Co., Ltd.	45,800	1,101,224
Funai Soken Holdings, Inc.	65,300	1,151,164
geechs, Inc.	37,600	284,595
gremz, Inc.	105,600	1,298,231
Insource Co., Ltd.	15,000	317,402
M&A Capital Partners Co., Ltd.(a)	8,200	229,819

	Shares	Value (Note 2)
Japan (continued)
MarkLines Co., Ltd.	53,300	$922,120
Medikit Co., Ltd.	36,500	639,012
MonotaRO Co., Ltd.	33,900	605,296
Naigai Trans Line, Ltd.	43,850	670,926
Nihon M&A Center Holdings, Inc.	58,700	785,526
Open Door, Inc.(a)	49,600	650,855
Prestige International, Inc.	135,800	706,818
Seria Co., Ltd.	23,100	460,126
Strike Co., Ltd.	10,600	311,299
Sun*, Inc.(a)	86,800	722,379
Synchro Food Co., Ltd.(a)	113,400	330,282
System Information Co., Ltd.	71,800	534,024
Systena Corp.	118,800	407,398
Trancom Co., Ltd.	8,500	469,775
Tsuruha Holdings, Inc.	9,400	535,551
User Local, Inc.	80,600	994,514
Vega Corp. Co., Ltd.	10,600	44,296
Visional, Inc.(a)	4,500	246,457
WDB coco Co., Ltd.	11,900	430,801
YAKUODO Holdings Co., Ltd.	43,300	683,839
		23,051,550

Luxembourg (0.11%)
Sword Group	8,334	344,331

Malaysia (0.16%)
MR DIY Group M Bhd(b)(c)	953,100	476,186

Mexico (0.52%)
Bolsa Mexicana de Valores SAB de CV	62,900	117,991
GMexico Transportes SAB de CV(b)(c)	362,100	600,554
Grupo Aeroportuario del Centro Norte SAB de CV	139,400	848,825
		1,567,370

Netherlands (0.46%)
Aalberts NV	9,359	401,087
Shop Apotheke Europe NV(a)(b)(c)	10,278	998,075
		1,399,162

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	819,006	1

Norway (1.21%)
Bouvet ASA	120,257	799,702
Nordhealth AS, Class A(a)	190,069	456,240
Nordic Semiconductor ASA(a)	25,476	447,704
Self Storage Group ASA(a)	391,782	1,175,536
SmartCraft ASA(a)	417,293	798,742
		3,677,924

Philippines (1.34%)
AllHome Corp.	5,887,317	516,436
	Shares	Value (Note 2)
Philippines (continued)
Concepcion Industrial Corp.	1,793,920	$599,292
Pryce Corp.	6,894,800	656,588
Puregold Price Club, Inc.	861,100	471,861
Wilcon Depot, Inc.	3,603,100	1,808,731
		4,052,908

Poland (1.70%)
Answear.com SA, Class A(a)	44,079	174,928
Dino Polska SA(a)(b)(c)	59,947	4,687,241
LiveChat Software SA	14,384	308,208
		5,170,377

Singapore (0.50%)
iFAST Corp Ltd	263,100	804,093
Riverstone Holdings, Ltd.	1,260,700	711,847
		1,515,940

South Africa (0.35%)
Clicks Group, Ltd.	40,332	679,019
Italtile, Ltd.	471,575	398,517
		1,077,536

South Korea (0.47%)
Hyundai Ezwel Co., Ltd.	33,500	193,689
LEENO Industrial, Inc.	3,790	385,165
Suprema, Inc.(a)	8,000	146,852
Tokai Carbon Korea Co., Ltd.	7,139	705,805
		1,431,511

Spain (0.00%)(d)
Let's GOWEX SA(e)	10,700	0

Sweden (6.02%)
AddLife AB	16,771	288,948
AddTech AB, Class B	53,621	917,920
Beijer Alma AB	82,072	1,648,192
Boozt AB(a)(b)(c)	46,348	326,493
Byggfakta Group Nordic Holdco AB(a)	96,749	373,060
Cint Group AB(a)	43,467	306,796
EQT AB	133,671	3,628,272
KNOW IT AB	60,872	1,799,181
Lyko Group AB, Class A(a)(c)	20,071	392,643
Nordnet AB publ	53,748	721,972
Rvrc Holding AB	191,143	865,952
Sagax AB, Class A	63,654	1,635,986
Sdiptech AB, Class B(a)	22,210	619,299
SwedenCare AB	209,694	1,474,091
Teqnion AB	163,624	2,359,179
Vitec Software Group AB, Class B	19,425	895,628
		18,253,612

Switzerland (0.35%)
Partners Group Holding AG	986	1,076,462

	Shares	Value (Note 2)
Taiwan (2.63%)
Bioteque Corp.	166,000	$584,975
Brighten Optix Corp.	114,000	840,113
Fuzetec Technology Co., Ltd.	227,519	403,017
GEM Services, Inc./Tw	193,000	488,830
M3 Technology, Inc.	79,000	348,678
momo.com, Inc.	14,520	398,010
Poya International Co., Ltd.	37,854	475,076
Realtek Semiconductor Corp.	22,000	252,994
Sporton International, Inc.	450,351	3,085,266
Voltronic Power Technology Corp.	12,247	601,539
Wistron Information Technology & Services Corp.	194,000	508,309
		7,986,807

Thailand (0.14%)
Humanica PCL	1,325,700	427,350

United States (31.17%)
4imprint Group PLC	25,771	1,006,700
Alexandria Real Estate Equities, Inc.	5,200	862,056
Align Technology, Inc.(a)	2,804	787,840
Alpha Teknova, Inc.(a)	91,309	592,595
Ashtead Group PLC	18,811	1,058,870
Bank of Hawaii Corp.	10,266	822,409
Bank of NT Butterfield & Son, Ltd.	98,397	3,334,674
Barrett Business Services, Inc.	15,887	1,296,220
Bizlink Holding, Inc.	98,000	1,057,008
Blackstone, Inc.	16,524	1,686,605
Bowman Consulting Group, Ltd.(a)	78,425	1,076,775
CareDx, Inc.(a)	16,376	389,585
Chewy, Inc., Class A(a)	14,655	568,761
Cloudflare, Inc., Class A(a)	5,722	287,931
Coastal Financial Corp.(a)	27,040	1,114,859
Cross Creek Lucid LP/Partnership Interest(a)(e)	1,000,000	1,000,000
Datadog, Inc., Class A(a)	2,804	286,036
Dexcom, Inc.(a)	15,452	1,268,300
DigitalOcean Holdings, Inc.(a)	21,724	890,250
Elastic NV(a)	16,490	1,317,386
Equinix, Inc.	1,721	1,211,137
Esquire Financial Holdings, Inc.	29,190	1,057,262
Etsy, Inc.(a)	5,610	581,869
Evolution Petroleum Corp.	252,195	1,702,316
Exact Sciences Corp.(a)	8,472	382,087
Fastenal Co.	8,411	431,989
Figs, Inc., Class A(a)	372,186	3,934,006
First Hawaiian, Inc.	31,017	790,623
First Republic Bank	26,190	4,261,375
Five Below, Inc.(a)	5,881	747,299
Freshpet, Inc.(a)	8,775	468,936
Frontage Holdings Corp.(a)(b)(c)	5,278,000	1,728,956
	Shares	Value (Note 2)
United States (continued)
Genpact, Ltd.	51,931	$2,496,843
Gitlab, Inc., Class A(a)	11,077	635,820
Global Industrial Co.	51,068	1,825,681
Goosehead Insurance, Inc., Class A	11,588	651,362
Hackett Group, Inc.	41,923	879,125
Healthcare Services Group, Inc.	50,208	719,983
Heska Corp.(a)	10,856	993,215
Houlihan Lokey, Inc.	13,028	1,101,648
HubSpot, Inc.(a)	2,807	864,556
I3 Verticals, Inc., Class A(a)	20,080	544,770
Insperity, Inc.	11,667	1,280,337
JFrog, Ltd.(a)	58,615	1,301,253
Knight-Swift Transportation Holdings, Inc.	28,093	1,543,710
KnowBe4, Inc.(a)	30,760	439,560
LeMaitre Vascular, Inc.	23,085	1,162,330
LGI Homes, Inc.(a)	4,194	473,083
Littelfuse, Inc.	6,857	1,912,212
Lululemon Athletica, Inc.(a)	2,592	804,842
MaxCyte, Inc.(a)	219,088	1,187,877
Medpace Holdings, Inc.(a)	13,331	2,260,004
Metropolitan Bank Holding Corp.(a)	10,933	758,532
Microchip Technology, Inc.	9,426	649,074
Moelis & Co., Class A	14,588	679,509
Monolithic Power Systems, Inc.	2,317	1,076,756
Morningstar, Inc.	2,550	651,143
MSCI, Inc.	1,145	551,134
New Relic, Inc.(a)	18,414	1,117,177
NV5 Global, Inc.(a)	4,622	626,743
NVIDIA Corp.	2,800	508,564
Ollie's Bargain Outlet Holdings, Inc.(a)	7,287	429,569
P10, Inc., Class A	176,600	2,089,178
PagerDuty, Inc.(a)	41,898	1,086,415
Paycom Software, Inc.(a)	4,691	1,550,329
Paylocity Holding Corp.(a)	5,065	1,043,035
PJT Partners, Inc., Class A	41,483	2,965,205
Plumas Bancorp	12,600	391,860
Power Integrations, Inc.	9,412	800,114
Qualys, Inc.(a)	15,492	1,894,981
Rapid7, Inc.(a)	21,039	1,345,865
Revolve Group, Inc.(a)	30,558	865,403
Rexford Industrial Realty, Inc.	19,272	1,260,582
ServiceNow, Inc.(a)	675	301,496
Shoals Technologies Group, Inc., Class A(a)	56,640	1,338,403
Silicon Laboratories, Inc.(a)	4,150	612,042
Squarespace, Inc., Class A(a)	32,698	695,486
SVB Financial Group(a)	8,866	3,577,874
Terreno Realty Corp.	18,310	1,147,122
Texas Roadhouse, Inc.	5,800	505,876
TPG, Inc.	35,094	1,000,881
Tradeweb Markets, Inc.	8,647	609,786
TriMas Corp.	22,010	651,496

	Shares	Value (Note 2)
United States (continued)
Ulta Beauty, Inc.(a)	1,825	$709,761
		94,572,317

Vietnam (1.39%)
FPT Corp.	201,480	722,076
Vietnam Technological & Commercial Joint Stock Bank(a)	2,138,281	3,482,129
		4,204,205

TOTAL COMMON STOCKS
(Cost $248,633,670)		296,832,363

PREFERRED STOCKS (0.62%)
United States (0.62%)
Dataminr Inc - Private Placement(a)(e)	45,833	912,077
Gusto Inc Series E Preferred(a)(e)	32,241	980,126
		1,892,203

TOTAL PREFERRED STOCKS
(Cost $1,892,052)		1,892,203

TOTAL INVESTMENTS (98.44%)
(Cost $250,525,722)		$298,724,566

Other Assets In Excess Of Liabilities (1.56%)		4,730,993

NET ASSETS (100.00%)		$303,455,559

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $21,602,379, representing 7.12% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of these securities was $24,136,494, representing 7.95% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2022) (Unaudited)
Technology	25.5%
Financials	21.4%
Industrials	18.7%
Consumer	15.1%
Health Care	14.6%
Energy & Materials	3.1%
Cash, Cash Equivalents, & Other Net Assets	1.6%
Total	100%

Industry Composition (July 31, 2022) (Unaudited)
Capital Markets	11.9%
IT Services	10.5%
Software	8.2%
Banks	7.0%
Professional Services	6.8%
Health Care Equipment & Supplies	4.5%
Specialty Retail	4.3%
Semiconductors & Semiconductor Equipment	3.7%
Life Sciences Tools & Services	3.5%
Trading Companies & Distributors	3.2%
Food & Staples Retailing	3.1%
Pharmaceuticals	2.9%
Machinery	2.4%
Health Care Providers & Services	2.2%
Oil, Gas & Consumable Fuels	2.1%
Commercial Services & Supplies	2.0%
Multiline Retail	2.0%
Equity Real Estate Investment Trusts (REITs)	1.8%
Internet & Direct Marketing Retail	1.4%
Electronic Equipment, Instruments & Components	1.2%
Auto Components	1.1%
Electrical Equipment	1.0%
Building Products	1.0%
Other Industries (each less than 1%)	10.6%
Cash and Other Assets, Less Liabilities	1.6%
Total	100.0%

Grandeur Peak Global Stalwarts Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.31%)
Argentina (3.00%)
Globant SA(a)	45,488	$9,063,029

Australia (0.44%)
Netwealth Group, Ltd.	146,974	1,335,247

Belgium (1.72%)
Melexis NV	40,164	3,446,172
Warehouses De Pauw CVA	51,645	1,755,623
		5,201,795

Brazil (1.17%)
CI&T, Inc., Class A(a)	93,100	1,053,892
Patria Investments, Ltd., Class A	172,302	2,482,872
		3,536,764

Britain (15.04%)
B&M European Value Retail SA	1,637,030	8,476,329
CVS Group PLC	172,822	3,628,393
Dechra Pharmaceuticals PLC	180,663	8,130,346
Diploma PLC	68,309	2,293,996
Endava PLC, ADR(a)	92,199	9,404,298
Halma PLC	43,399	1,222,245
Impax Asset Management Group PLC	312,410	2,743,108
Intertek Group PLC	20,718	1,107,282
JTC PLC(b)(c)	201,375	1,831,208
Softcat PLC	94,267	1,608,220
St. James's Place PLC	335,266	5,036,074
		45,481,499

Canada (0.93%)
Aritzia, Inc.(a)	47,600	1,501,730
Ritchie Bros Auctioneers, Inc.	18,056	1,301,296
		2,803,026

China (5.06%)
Angelalign Technology, Inc.(b)(c)	57,600	1,043,942
Hangzhou Tigermed Consulting Co., Ltd., Class A	96,600	1,465,018
Silergy Corp.	521,600	9,761,414
WuXi AppTec Co., Ltd., Class H(b)(c)	129,692	1,571,113
Wuxi Biologics Cayman, Inc.(a)(b)(c)	151,900	1,454,005
		15,295,492

	Shares	Value (Note 2)
Finland (0.30%)
Musti Group Oyj(a)	44,449	$921,264

France (3.54%)
Alten SA	40,642	5,504,533
Antin Infrastructure Partners SA	61,304	1,840,818
BioMerieux	3,375	365,300
Virbac SA	8,110	2,995,463
		10,706,114

Germany (1.89%)
Atoss Software AG	8,446	1,332,716
Dermapharm Holding SE	50,185	2,827,337
Nagarro SE(a)	13,125	1,539,261
		5,699,314

Hong Kong (1.71%)
Techtronic Industries Co., Ltd.	466,500	5,176,578

India (4.12%)
Computer Age Management Services, Ltd.	68,926	2,146,946
HCL Technologies, Ltd.	89,253	1,073,357
IndiaMart InterMesh, Ltd.(b)(c)	20,408	1,100,681
Metropolis Healthcare, Ltd.(b)(c)	140,314	2,805,600
WNS Holdings, Ltd., ADR(a)	61,568	5,338,561
		12,465,145

Ireland (1.18%)
Keywords Studios PLC	115,867	3,562,215

Italy (2.36%)
DiaSorin SpA	15,406	2,142,081
FinecoBank Banca Fineco SpA	193,181	2,400,837
Interpump Group SpA	26,102	1,115,538
Sesa SpA	10,383	1,473,726
		7,132,182

Japan (3.89%)
BayCurrent Consulting, Inc.	11,400	3,566,657
Freee KK(a)	38,400	935,396
M&A Capital Partners Co., Ltd.(a)	52,200	1,462,995
MonotaRO Co., Ltd.	147,400	2,631,878
Nihon M&A Center Holdings, Inc.	236,800	3,168,868
		11,765,794

Mexico (0.70%)
Grupo Aeroportuario del Centro Norte SAB de CV	150,200	914,587
Regional SAB de CV	221,633	1,213,543
		2,128,130

	Shares	Value (Note 2)
Norway (0.69%)
Nordic Semiconductor ASA(a)	119,315	$2,096,788

Philippines (0.37%)
Wilcon Depot, Inc.	2,235,100	1,122,004

Poland (1.86%)
Dino Polska SA(a)(b)(c)	72,002	5,629,819

South Korea (0.39%)
LEENO Industrial, Inc.	11,572	1,176,022

Sweden (3.34%)
Cint Group AB(a)	179,419	1,266,362
EQT AB	145,411	3,946,935
Fortnox AB	223,880	1,276,651
Nordnet AB publ	85,885	1,153,653
Sagax AB, Class B	48,004	1,237,165
SwedenCare AB	174,228	1,224,775
		10,105,541

Switzerland (0.65%)
Partners Group Holding AG	1,789	1,953,134

Taiwan (0.82%)
Sinbon Electronics Co., Ltd.	151,000	1,402,368
Voltronic Power Technology Corp.	21,975	1,079,351
		2,481,719

United States (43.88%)
Align Technology, Inc.(a)	9,909	2,784,132
Ashtead Group PLC	47,447	2,670,788
Bank of NT Butterfield & Son, Ltd.	96,956	3,285,839
Bizlink Holding, Inc.	129,000	1,391,368
Blackstone, Inc.	33,706	3,440,371
Cloudflare, Inc., Class A(a)	21,578	1,085,805
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,300,000	1,300,000
Datadog, Inc., Class A(a)	13,354	1,362,242
Elastic NV(a)	12,679	1,012,925
Equinix, Inc.	2,479	1,744,571
Etsy, Inc.(a)	26,376	2,735,719
Exact Sciences Corp.(a)	10,955	494,070
Figs, Inc., Class A(a)	382,395	4,041,915
First Republic Bank	89,628	14,583,372
Five Below, Inc.(a)	16,837	2,139,478
Genpact, Ltd.	98,563	4,738,909
Gitlab, Inc., Class A(a)	32,582	1,870,207
Global Industrial Co.	98,834	3,533,315
Goosehead Insurance, Inc., Class A	53,922	3,030,956
Heska Corp.(a)	26,905	2,461,538
HubSpot, Inc.(a)	9,280	2,858,240
IDEXX Laboratories, Inc.(a)	6,615	2,640,576
JFrog, Ltd.(a)	61,950	1,375,290
	Shares	Value (Note 2)
United States (continued)
LGI Homes, Inc.(a)	8,304	$936,691
Littelfuse, Inc.	37,216	10,378,426
Lululemon Athletica, Inc.(a)	12,118	3,762,760
MaxCyte, Inc.(a)	251,762	1,372,103
Medpace Holdings, Inc.(a)	22,308	3,781,875
Monolithic Power Systems, Inc.	5,025	2,335,218
MSCI, Inc.	2,398	1,154,253
Ollie's Bargain Outlet Holdings, Inc.(a)	45,851	2,702,916
P10, Inc., Class A	185,491	2,194,359
PagerDuty, Inc.(a)	36,605	949,168
Paycom Software, Inc.(a)	23,581	7,793,285
PJT Partners, Inc., Class A	53,193	3,802,236
Pool Corp.	8,072	2,887,354
Power Integrations, Inc.	21,209	1,802,977
Qualys, Inc.(a)	22,588	2,762,964
Rapid7, Inc.(a)	35,800	2,290,126
Shoals Technologies Group, Inc., Class A(a)	135,420	3,199,975
Silicon Laboratories, Inc.(a)	12,266	1,808,990
SVB Financial Group(a)	18,543	7,483,028
Terreno Realty Corp.	22,051	1,381,495
		131,361,825

Vietnam (0.70%)
Vietnam Technological & Commercial Joint Stock Bank(a)	1,291,505	2,103,179

TOTAL COMMON STOCKS
(Cost $269,725,549)		300,303,619

PREFERRED STOCKS (0.54%)
United States (0.54%)
Dataminr Inc - Private Placement(a)(d)	24,262	482,814
Gusto Inc Series E Preferred(a)(d)	37,637	1,144,164
		1,626,978

TOTAL PREFERRED STOCKS
(Cost $1,626,803)		1,626,978

TOTAL INVESTMENTS (99.85%)
(Cost $271,352,352)		$301,930,597

Other Assets In Excess Of Liabilities (0.15%)		459,854

NET ASSETS (100.00%)		$302,390,451

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $15,436,368, representing 5.10% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of these securities was $15,436,368, representing 5.10% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2022) (Unaudited)
Technology	36.9%
Financials	25.1%
Health Care	15.5%
Industrials	11.4%
Consumer	10.9%
Cash, Cash Equivalents, & Other Net Assets	0.2%
Total	100%
Industry Composition (July 31, 2022) (Unaudited)
IT Services	15.3%
Capital Markets	11.7%
Banks	10.3%
Software	9.4%
Semiconductors & Semiconductor Equipment	7.4%
Health Care Equipment & Supplies	5.1%
Pharmaceuticals	5.0%
Electronic Equipment, Instruments & Components	4.8%
Trading Companies & Distributors	4.1%
Multiline Retail	3.7%
Life Sciences Tools & Services	3.1%
Professional Services	2.6%
Health Care Providers & Services	2.1%
Machinery	2.1%
Electrical Equipment	1.9%
Food & Staples Retailing	1.9%
Specialty Retail	1.9%
Equity Real Estate Investment Trusts (REITs)	1.7%
Textiles, Apparel & Luxury Goods	1.2%
Distributors	1.0%
Insurance	1.0%
Other Industries (each less than 1%)	2.5%
Cash and Other Assets, Less Liabilities	0.2%
Total	100.0%

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.74%)
Argentina (0.76%)
Globant SA(a)	25,539	$5,088,390

Australia (1.56%)
Fiducian Group, Ltd.	215,640	1,092,340
HUB24, Ltd.	206,937	3,574,898
Netwealth Group, Ltd.	290,554	2,639,660
PeopleIN, Ltd.	1,334,988	3,191,285
		10,498,183

Bangladesh (0.52%)
Square Pharmaceuticals, Ltd.	1,579,730	3,483,828

Belgium (2.47%)
Melexis NV	87,620	7,518,015
Warehouses De Pauw CVA	131,328	4,464,372
X-Fab Silicon Foundries SE(a)(b)(c)	692,246	4,622,940
		16,605,327

Brazil (1.00%)
Locaweb Servicos de Internet SA(a)(b)(c)	2,004,700	2,607,532
Patria Investments, Ltd., Class A	287,046	4,136,333
		6,743,865

Britain (17.89%)
Ascential PLC(a)	1,139,000	4,072,202
B&M European Value Retail SA	2,195,286	11,366,906
boohoo Group PLC(a)	2,044,911	1,670,962
Bytes Technology Group PLC	339,088	1,871,548
CVS Group PLC	637,764	13,389,837
Dechra Pharmaceuticals PLC	274,704	12,362,458
Diploma PLC	156,592	5,258,772
Endava PLC, ADR(a)	173,515	17,698,530
Ergomed PLC(a)	169,734	2,493,464
Foresight Group Holdings, Ltd.	1,289,723	6,659,472
FRP Advisory Group PLC	699,608	1,197,307
Impax Asset Management Group PLC	896,455	7,871,300
JTC PLC(b)(c)	711,979	6,474,399
K3 Capital Group PLC	1,011,260	3,078,792
Marlowe PLC(a)	385,581	3,747,106
On the Beach Group PLC(a)(b)(c)	1,518,553	2,059,649
Pensionbee Group PLC(a)	1,259,004	1,188,246
Premier Miton Group PLC	1,379,140	1,956,170
Softcat PLC	216,667	3,696,396
St. James's Place PLC	290,667	4,366,147
Volution Group PLC	1,526,486	7,808,065
		120,287,728
	Shares	Value (Note 2)
Canada (2.31%)
Aritzia, Inc.(a)	118,500	$3,738,550
Gildan Activewear, Inc.	161,585	4,735,688
Guardian Capital Group, Ltd., Class A	48,800	1,123,442
Richelieu Hardware, Ltd.	195,950	5,929,532
		15,527,212

China (4.09%)
Hangzhou Robam Appliances Co., Ltd., Class A	1,109,277	4,663,734
Hangzhou Tigermed Consulting Co., Ltd., Class A	249,200	3,779,322
Man Wah Holdings, Ltd.	3,872,900	3,031,713
O2Micro International, Ltd., ADR(a)	567,170	2,098,529
Silergy Corp.	543,996	10,180,542
Suofeiya Home Collection Co., Ltd., Class A	787,700	2,082,263
TK Group Holdings, Ltd.	7,310,000	1,676,163
		27,512,266

Colombia (0.52%)
Parex Resources, Inc.	186,075	3,464,158

Finland (1.18%)
Musti Group Oyj(a)	384,110	7,961,183

France (6.57%)
Alten SA	76,579	10,371,823
Antin Infrastructure Partners SA	81,055	2,433,895
Bureau Veritas SA	120,583	3,325,740
Esker SA	37,170	5,583,332
Neurones	77,697	2,775,375
Thermador Groupe	69,205	5,828,206
Virbac SA	37,419	13,820,869
		44,139,240

Germany (5.44%)
Atoss Software AG	23,998	3,786,705
Dermapharm Holding SE	137,507	7,746,909
Fashionette AG(a)	103,071	461,987
Friedrich Vorwerk Group SE	99,654	3,108,384
Mensch und Maschine Software SE	86,196	4,555,750
Nagarro SE(a)	56,264	6,598,476
Nexus AG	73,006	3,894,927
PATRIZIA AG	186,894	2,410,599
QIAGEN NV(a)	81,231	4,032,307
		36,596,044

India (7.38%)
Cera Sanitaryware, Ltd.	60,257	3,600,678
Computer Age Management Services, Ltd.	142,494	4,438,483
EPL, Ltd.	894,229	1,966,849

	Shares	Value (Note 2)
India (continued)
Gulf Oil Lubricants India, Ltd.	101,019	$536,244
IndiaMart InterMesh, Ltd.(b)(c)	52,816	2,848,567
L&T Technology Services, Ltd.(b)(c)	48,674	2,167,451
Metropolis Healthcare, Ltd.(b)(c)	370,832	7,414,842
Nippon Life India Asset Management, Ltd.(b)(c)	829,002	2,930,857
Polycab India, Ltd.	144,073	4,228,842
Tarsons Products, Ltd.(a)	303,500	3,146,258
WNS Holdings, Ltd., ADR(a)	188,446	16,340,153
		49,619,224

Indonesia (1.94%)
Ace Hardware Indonesia Tbk PT	17,159,400	821,686
Arwana Citramulia Tbk PT	53,396,800	3,615,602
Bank Tabungan Pensiunan Nasional Syariah	16,060,000	3,047,164
Selamat Sempurna Tbk PT	37,382,900	3,279,455
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	2,252,074
		13,015,981

Ireland (3.02%)
Irish Residential Properties REIT PLC	2,895,293	4,016,232
Keywords Studios PLC	194,179	5,969,839
Uniphar PLC	3,116,612	10,304,508
		20,290,579

Israel (0.21%)
Wix.com, Ltd.(a)	24,258	1,439,227

Italy (2.31%)
FinecoBank Banca Fineco SpA	281,253	3,495,389
GVS SpA(b)(c)	300,176	2,916,605
Interpump Group SpA	133,516	5,706,159
Piovan SpA(b)(c)	186,219	1,693,886
Sesa SpA	12,133	1,722,115
		15,534,154

Japan (13.88%)
AIT Corp.	336,500	4,622,714
BayCurrent Consulting, Inc.	22,900	7,164,600
Charm Care Corp.	480,900	4,448,707
Create SD Holdings Co., Ltd.	115,500	2,675,450
CrowdWorks, Inc.(a)	247,200	2,784,658
eGuarantee, Inc.	200,900	3,525,819
Funai Soken Holdings, Inc.	281,500	4,962,521
gremz, Inc.	353,900	4,350,795
Japan Lifeline Co., Ltd.	375,900	2,804,635
M&A Capital Partners Co., Ltd.(a)	127,800	3,581,814
MarkLines Co., Ltd.	247,800	4,287,082
MonotaRO Co., Ltd.	153,700	2,744,367
Naigai Trans Line, Ltd.	93,700	1,433,655
	Shares	Value (Note 2)
Japan (continued)
Nihon M&A Center Holdings, Inc.	172,200	$2,304,388
Open Door, Inc.(a)	163,300	2,142,835
Seria Co., Ltd.	335,600	6,684,775
Strike Co., Ltd.	216,600	6,361,070
Sun*, Inc.(a)	352,600	2,934,458
Synchro Food Co., Ltd.(a)	644,400	1,876,838
System Information Co., Ltd.	423,300	3,148,363
Systena Corp.	822,400	2,820,240
Trancom Co., Ltd.	88,990	4,918,265
Tsuruha Holdings, Inc.	70,700	4,028,026
User Local, Inc.	207,200	2,556,617
Visional, Inc.(a)	17,200	942,012
YAKUODO Holdings Co., Ltd.	202,100	3,191,778
		93,296,482

Luxembourg (0.48%)
Sword Group	77,937	3,220,075

Mexico (0.31%)
Grupo Aeroportuario del Centro Norte SAB de CV	339,300	2,066,042

Netherlands (1.36%)
Aalberts NV	111,118	4,762,049
Shop Apotheke Europe NV(a)(b)(c)	44,871	4,357,326
		9,119,375

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,542,256	1

Norway (1.60%)
Bouvet ASA	213,544	1,420,055
Nordhealth AS, Class A(a)	985,229	2,364,933
Nordic Semiconductor ASA(a)	76,983	1,352,864
Self Storage Group ASA(a)	1,016,072	3,048,710
SmartCraft ASA(a)	1,335,830	2,556,917
		10,743,479

Philippines (1.45%)
Puregold Price Club, Inc.	6,141,500	3,365,389
Robinsons Land Corp.	11,279,400	3,481,860
Wilcon Depot, Inc.	5,738,600	2,880,737
		9,727,986

Poland (1.31%)
Dino Polska SA(a)(b)(c)	112,358	8,785,245

Singapore (0.64%)
Riverstone Holdings, Ltd.	7,661,900	4,326,250

South Africa (0.53%)
Italtile, Ltd.	4,209,423	3,557,286

South Korea (1.22%)
Hyundai Ezwel Co., Ltd.	242,703	1,403,252

	Shares	Value (Note 2)
South Korea (continued)
LEENO Industrial, Inc.	23,508	$2,389,036
Suprema, Inc.(a)	130,376	2,393,250
Tokai Carbon Korea Co., Ltd.	20,105	1,987,704
		8,173,242

Sweden (5.11%)
AddTech AB, Class B	22,300	381,746
Beijer Alma AB	333,735	6,702,157
Byggfakta Group Nordic Holdco AB(a)	650,446	2,508,092
Cint Group AB(a)	439,658	3,103,163
KNOW IT AB	227,932	6,736,937
Lyko Group AB, Class A(a)(c)	97,661	1,910,512
Nordnet AB publ	120,160	1,614,053
Sagax AB, Class B	117,372	3,024,925
Sdiptech AB, Class B(a)	107,557	2,999,098
SwedenCare AB	431,986	3,036,744
Teqnion AB	163,203	2,353,109
		34,370,536

Taiwan (2.52%)
Bioteque Corp.	749,000	2,639,436
Sinbon Electronics Co., Ltd.	222,000	2,061,760
Sporton International, Inc.	1,085,703	7,437,937
Voltronic Power Technology Corp.	47,850	2,350,259
Wistron Information Technology & Services Corp.	929,000	2,434,121
		16,923,513

United States (4.25%)
Bank of NT Butterfield & Son, Ltd.	309,782	10,498,512
Bizlink Holding, Inc.	539,900	5,823,252
Frontage Holdings Corp.(a)(b)(c)	7,668,000	2,511,868
Genpact, Ltd.	202,618	9,741,873
		28,575,505

Vietnam (0.91%)
Vietnam Technological & Commercial Joint Stock Bank(a)	3,772,473	6,143,364

TOTAL COMMON STOCKS
(Cost $537,839,985)		636,834,970

TOTAL INVESTMENTS (94.74%)
(Cost $537,839,985)		$636,834,970

Other Assets In Excess Of Liabilities (5.26%)		35,370,980

NET ASSETS (100.00%)		$672,205,950

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $51,391,167, representing 7.65% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of these securities was $53,301,679, representing 7.93% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2022) (Unaudited)
Technology	27.4%
Industrials	20.4%
Health Care	16.1%
Financials	15.5%
Consumer	14.0%
Energy & Materials	1.3%
Cash, Cash Equivalents, & Other Net Assets	5.3%
Total	100%

Industry Composition (July 31, 2022) (Unaudited)
IT Services	15.7%
Capital Markets	9.0%
Pharmaceuticals	6.0%
Health Care Providers & Services	5.3%
Professional Services	5.2%
Software	4.8%
Semiconductors & Semiconductor Equipment	4.4%
Food & Staples Retailing	4.0%
Trading Companies & Distributors	3.8%
Banks	3.5%
Machinery	3.4%
Specialty Retail	3.0%
Multiline Retail	2.7%
Life Sciences Tools & Services	2.5%
Building Products	2.2%
Commercial Services & Supplies	2.1%
Electrical Equipment	1.8%
Household Durables	1.5%
Health Care Equipment & Supplies	1.4%
Equity Real Estate Investment Trusts (REITs)	1.3%
Real Estate Management & Development	1.2%
Electronic Equipment, Instruments & Components	1.0%
Other Industries (each less than 1%)	8.9%
Cash and Other Assets, Less Liabilities	5.3%
Total	100.0%

Grandeur Peak International Stalwarts Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.68%)
Argentina (3.60%)
Globant SA(a)	295,087	$58,793,134

Australia (0.91%)
Netwealth Group, Ltd.	1,640,583	14,904,563

Belgium (2.84%)
Melexis NV	348,506	29,902,687
Warehouses De Pauw CVA	485,387	16,500,273
		46,402,960

Brazil (1.40%)
CI&T, Inc., Class A(a)	595,700	6,743,324
Patria Investments, Ltd., Class A	1,118,839	16,122,470
		22,865,794

Britain (21.57%)
Abcam PLC(a)	1,003,242	14,993,409
B&M European Value Retail SA	12,546,663	64,964,991
CVS Group PLC	1,056,907	22,189,732
Dechra Pharmaceuticals PLC	1,425,143	64,135,470
Diploma PLC	574,841	19,304,676
Endava PLC, ADR(a)	573,397	58,486,494
Halma PLC	315,152	8,875,620
Impax Asset Management Group PLC	2,088,975	18,342,190
Intertek Group PLC	206,151	11,017,823
JTC PLC(b)(c)	1,643,945	14,949,255
Softcat PLC	713,652	12,175,092
St. James's Place PLC	2,837,191	42,617,812
		352,052,564

Canada (2.10%)
Aritzia, Inc.(a)	285,400	9,004,068
Gildan Activewear, Inc.	311,884	9,140,609
Ritchie Bros Auctioneers, Inc.	223,924	16,138,203
		34,282,880

China (8.22%)
Angelalign Technology, Inc.(b)(c)	466,700	8,458,469
Hangzhou Robam Appliances Co., Ltd., Class A	2,419,519	10,172,386
Hangzhou Tigermed Consulting Co., Ltd., Class A	588,050	8,918,261
Man Wah Holdings, Ltd.	12,360,700	9,675,978
Silergy Corp.	3,425,800	64,111,683
WuXi AppTec Co., Ltd., Class H(b)(c)	1,487,412	18,018,783
	Shares	Value (Note 2)
China (continued)
Wuxi Biologics Cayman, Inc.(a)(b)(c)	1,546,400	$14,802,323
		134,157,883

Finland (0.37%)
Musti Group Oyj(a)	287,787	5,964,762

France (5.77%)
Alten SA	315,224	42,693,789
Antin Infrastructure Partners SA	379,394	11,392,328
BioMerieux	26,914	2,913,089
Bureau Veritas SA	464,012	12,797,684
Esker SA	19,852	2,981,983
Virbac SA	57,819	21,355,696
		94,134,569

Germany (3.33%)
Atoss Software AG	59,126	9,329,641
Dermapharm Holding SE	311,680	17,559,519
Nagarro SE(a)	94,663	11,101,797
Puma SE	114,342	7,720,774
QIAGEN NV(a)	172,030	8,539,569
		54,251,300

Hong Kong (2.05%)
Techtronic Industries Co., Ltd.	3,012,600	33,429,708

India (7.40%)
Avenue Supermarts, Ltd.(a)(b)(c)	144,557	7,775,120
Computer Age Management Services, Ltd.	529,895	16,505,465
HCL Technologies, Ltd.	733,087	8,816,111
IndiaMart InterMesh, Ltd.(b)(c)	148,646	8,017,043
Metropolis Healthcare, Ltd.(b)(c)	1,099,847	21,991,608
Nippon Life India Asset Management, Ltd.(b)(c)	2,479,979	8,767,728
WNS Holdings, Ltd., ADR(a)	563,934	48,898,717
		120,771,792

Indonesia (0.45%)
Bank Tabungan Pensiunan Nasional Syariah	38,835,900	7,368,578

Ireland (1.67%)
Keywords Studios PLC	884,656	27,197,866

Italy (3.52%)
DiaSorin SpA	109,149	15,176,293
FinecoBank Banca Fineco SpA	1,451,010	18,033,029
Interpump Group SpA	285,800	12,214,419
Sesa SpA	84,151	11,944,093
		57,367,834

Japan (7.66%)
BASE, Inc.(a)	1,455,700	4,113,203

	Shares	Value (Note 2)
Japan (continued)
BayCurrent Consulting, Inc.	84,600	$26,468,349
Freee KK(a)	174,800	4,257,999
GMO Payment Gateway, Inc.	88,200	7,329,680
M&A Capital Partners Co., Ltd.(a)	387,200	10,851,945
MonotaRO Co., Ltd.	1,053,400	18,808,825
Nihon M&A Center Holdings, Inc.	2,409,300	32,241,360
Systena Corp.	5,535,500	18,982,782
Visional, Inc.(a)	35,800	1,960,699
		125,014,842

Mexico (1.08%)
Grupo Aeroportuario del Centro Norte SAB de CV	1,425,100	8,677,622
Regional SAB de CV	1,625,200	8,898,718
		17,576,340

Norway (0.89%)
Nordic Semiconductor ASA(a)	825,593	14,508,598

Philippines (0.71%)
Wilcon Depot, Inc.	23,051,800	11,571,842

Poland (2.66%)
Dino Polska SA(a)(b)(c)	555,214	43,412,047

South Korea (0.62%)
LEENO Industrial, Inc.	99,356	10,097,202

Sweden (5.18%)
Byggfakta Group Nordic Holdco AB(a)	1,799,452	6,938,610
Cint Group AB(a)	907,290	6,403,771
EQT AB	1,214,371	32,962,039
Fortnox AB	1,656,754	9,447,454
Nordnet AB publ	726,135	9,753,832
Sagax AB, Class B	422,699	10,893,847
SwedenCare AB	1,152,051	8,098,604
		84,498,157

Switzerland (1.33%)
Partners Group Holding AG	19,845	21,665,700

Taiwan (2.08%)
momo.com, Inc.	341,440	9,359,260
Sinbon Electronics Co., Ltd.	1,192,000	11,070,348
Voltronic Power Technology Corp.	274,490	13,482,187
		33,911,792

United States (9.43%)
Ashtead Group PLC	382,886	21,552,627
Bank of NT Butterfield & Son, Ltd.	767,289	26,003,424
Bizlink Holding, Inc.	1,007,000	10,861,299
Genpact, Ltd.	782,714	37,632,889
	Shares	Value (Note 2)
United States (continued)
JFrog, Ltd.(a)	453,720	$10,072,584
Lululemon Athletica, Inc.(a)	82,953	25,757,736
Monolithic Power Systems, Inc.	47,645	22,141,584
		154,022,143

Vietnam (0.84%)
Vietnam Technological & Commercial Joint Stock Bank(a)	8,443,926	13,750,691

TOTAL COMMON STOCKS
(Cost $1,400,423,838)		1,593,975,544

TOTAL INVESTMENTS (97.68%)
(Cost $1,400,423,838)		$1,593,975,544

Other Assets In Excess Of Liabilities (2.32%)		37,887,070

NET ASSETS (100.00%)		$1,631,862,614

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $146,192,375, representing 8.96% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of these securities was $146,192,375, representing 8.96% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2022) (Unaudited)
Technology	35.5%
Financials	18.6%
Health Care	15.2%
Industrials	15.1%
Consumer	13.3%
Cash, Cash Equivalents, & Other Net Assets	2.3%
Total	100%

Industry Composition (July 31, 2022) (Unaudited)
IT Services	20.8%
Capital Markets	12.3%
Semiconductors & Semiconductor Equipment	8.6%
Pharmaceuticals	6.8%
Professional Services	5.2%
Banks	4.6%
Trading Companies & Distributors	4.2%
Software	4.2%
Multiline Retail	4.0%
Food & Staples Retailing	3.2%
Life Sciences Tools & Services	3.1%
Health Care Providers & Services	2.8%
Machinery	2.8%
Textiles, Apparel & Luxury Goods	2.7%
Electronic Equipment, Instruments & Components	1.9%
Specialty Retail	1.6%
Health Care Equipment & Supplies	1.6%
Electrical Equipment	1.4%
Household Durables	1.2%
Commercial Services & Supplies	1.0%
Equity Real Estate Investment Trusts (REITs)	1.0%
Other Industries (each less than 1%)	2.7%
Cash and Other Assets, Less Liabilities	2.3%
Total	100.0%

Grandeur Peak US Stalwarts Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.04%)
Argentina (3.55%)
Globant SA(a)	22,564	$4,495,651

Britain (3.45%)
Endava PLC, ADR(a)	42,873	4,373,046

Canada (1.74%)
Aritzia, Inc.(a)	22,306	703,731
Ritchie Bros Auctioneers, Inc.	20,762	1,496,317
		2,200,048

China (0.45%)
O2Micro International, Ltd., ADR(a)	152,896	565,715

Germany (0.74%)
QIAGEN NV(a)	18,759	931,197

Hong Kong (1.72%)
Techtronic Industries Co., Ltd.	196,100	2,176,049

India (1.78%)
WNS Holdings, Ltd., ADR(a)	26,011	2,255,414

United States (85.61%)
Align Technology, Inc.(a)	7,281	2,045,743
Ashtead Group PLC	28,605	1,610,173
Bank of Hawaii Corp.	9,502	761,205
Bank of NT Butterfield & Son, Ltd.	68,811	2,332,005
Blackstone, Inc.	28,805	2,940,126
Chewy, Inc., Class A(a)	24,320	943,859
Cloudflare, Inc., Class A(a)	14,630	736,182
Cross Creek Lucid LP/Partnership Interest(a)(b)	700,000	700,000
Datadog, Inc., Class A(a)	7,243	738,858
Dexcom, Inc.(a)	7,540	618,883
Elastic NV(a)	13,091	1,045,840
Equinix, Inc.	3,212	2,260,413
Etsy, Inc.(a)	23,624	2,450,281
Exact Sciences Corp.(a)	22,828	1,029,543
Fastenal Co.	19,647	1,009,070
Figs, Inc., Class A(a)	233,931	2,472,650
First Hawaiian, Inc.	39,334	1,002,624
First Republic Bank	38,042	6,189,814
Five Below, Inc.(a)	10,872	1,381,505
Frontage Holdings Corp.(a)(c)(d)	1,714,800	561,731
Genpact, Ltd.	70,628	3,395,794
Gitlab, Inc., Class A(a)	15,715	902,041
Glacier Bancorp, Inc.	24,154	1,209,874
Global Industrial Co.	101,089	3,613,932
Goosehead Insurance, Inc., Class A	39,821	2,238,338
	Shares	Value (Note 2)
United States (continued)
Heska Corp.(a)	22,629	$2,070,327
HubSpot, Inc.(a)	5,932	1,827,056
IDEXX Laboratories, Inc.(a)	4,281	1,708,890
JFrog, Ltd.(a)	34,724	770,873
Joint Corp.(a)	24,383	416,949
LeMaitre Vascular, Inc.	39,909	2,009,418
LGI Homes, Inc.(a)	11,951	1,348,073
Littelfuse, Inc.	19,976	5,570,707
Lululemon Athletica, Inc.(a)	7,857	2,439,677
Marcus & Millichap, Inc.	16,065	657,380
MaxCyte, Inc.(a)	124,232	677,064
Medpace Holdings, Inc.(a)	19,347	3,279,897
Microchip Technology, Inc.	12,904	888,569
Moelis & Co., Class A	17,235	802,806
Monolithic Power Systems, Inc.	5,348	2,485,323
Morningstar, Inc.	3,351	855,678
MSCI, Inc.	2,313	1,113,339
NV5 Global, Inc.(a)	7,901	1,071,376
Ollie's Bargain Outlet Holdings, Inc.(a)	26,203	1,544,667
P10, Inc., Class A	92,500	1,094,275
PagerDuty, Inc.(a)	28,095	728,503
Paycom Software, Inc.(a)	15,734	5,199,929
Paylocity Holding Corp.(a)	3,412	702,633
PJT Partners, Inc., Class A	54,630	3,904,953
Pool Corp.	8,183	2,927,059
Power Integrations, Inc.	18,383	1,562,739
Qualys, Inc.(a)	20,588	2,518,324
Rapid7, Inc.(a)	20,378	1,303,581
Rexford Industrial Realty, Inc.	14,218	929,999
Shoals Technologies Group, Inc., Class A(a)	96,681	2,284,572
Silicon Laboratories, Inc.(a)	8,891	1,311,245
SVB Financial Group(a)	9,129	3,684,008
Terreno Realty Corp.	17,972	1,125,946
TriMas Corp.	29,511	873,526
Ulta Beauty, Inc.(a)	2,014	783,265
WW Grainger, Inc.	3,301	1,794,193
		108,457,303

TOTAL COMMON STOCKS
(Cost $127,879,926)		125,454,423

PREFERRED STOCKS (0.49%)
United States (0.49%)
Gusto Inc Series E Preferred(a)(b)	20,595	626,088

TOTAL PREFERRED STOCKS
(Cost $625,992)		626,088

	Shares	Value (Note 2)
TOTAL INVESTMENTS (99.53%)
(Cost $128,505,918)		$126,080,511

Other Assets In Excess Of Liabilities (0.47%)		596,153

NET ASSETS (100.00%)		$126,676,664

(a)	Non-Income Producing Security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, these securities had a total aggregate market value of $561,731, representing 0.44% of net assets.
(d)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2022, the aggregate market value of these securities was $561,731, representing 0.44% of net assets.

Sector Composition (July 31, 2022) (Unaudited)
Technology	34.6%
Financials	26.7%
Health Care	14.1%
Industrials	11.9%
Consumer	11.5%
Energy & Materials	0.7%
Cash, Cash Equivalents, & Other Net Assets	0.5%
Total	100%
Industry Composition (July 31, 2022) (Unaudited)
Software	12.8%
Banks	12.0%
IT Services	12.0%
Capital Markets	9.0%
Health Care Equipment & Supplies	8.7%
Trading Companies & Distributors	6.4%
Semiconductors & Semiconductor Equipment	5.4%
Electronic Equipment, Instruments & Components	4.4%
Life Sciences Tools & Services	4.3%
Equity Real Estate Investment Trusts (REITs)	3.4%
Internet & Direct Marketing Retail	2.7%
Specialty Retail	2.3%
Distributors	2.3%
Textiles, Apparel & Luxury Goods	1.9%
Electrical Equipment	1.8%
Insurance	1.8%
Machinery	1.7%
Multiline Retail	1.2%
Commercial Services & Supplies	1.2%
Household Durables	1.1%
Other Industries (each less than 1%)	3.1%
Cash and Other Assets, Less Liabilities	0.5%
Total	100.0%

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund and Grandeur Peak US Stalwarts Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities, including short positions, based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, Securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2022:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
China	$4,978,866	$62,691,663	$–	$67,670,529
Greece	–	4,673,279	–	4,673,279
Hong Kong	–	10,136,060	–	10,136,060
India	18,391,451	76,225,063	–	94,616,514
Indonesia	10,596,400	16,943,026	–	27,539,426
Malaysia	–	837,713	–	837,713
Philippines	–	18,835,008	–	18,835,008
Poland	–	19,284,872	–	19,284,872
South Africa	6,765,291	3,073,099	–	9,838,390
South Korea	–	7,946,883	–	7,946,883
Taiwan	–	49,152,715	–	49,152,715
Thailand	–	8,491,824	–	8,491,824
United States	13,455,573	14,195,261	–	27,650,834
Vietnam	843,143	20,089,434	–	20,932,577
Other*	66,992,551	–	–	66,992,551
Total	$122,023,275	$312,575,900	$–	$434,599,175

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Contrarian Fund
Common Stocks
Australia	$1,483,727	$4,186,767	$–	$5,670,494
Britain	1,621,281	11,701,725	–	13,323,006
China	7,564,172	3,120,856	–	10,685,028
Greece	–	840,763	–	840,763
Hong Kong	–	3,285,223	–	3,285,223
India	–	811,503	–	811,503
Indonesia	–	351,659	–	351,659
Japan	–	17,858,180	–	17,858,180
Netherlands	–	984,013	–	984,013
Philippines	667,902	915,956	–	1,583,858
Taiwan	–	7,142,756	–	7,142,756
United States	25,864,246	765,792	–	26,630,038
Vietnam	–	2,727,782	–	2,727,782
Other*	12,310,996	–	–	12,310,996
Total	$49,512,324	$54,692,975	$–	$104,205,299

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Explorer Fund
Common Stocks
Australia	$–	$304,428	$–	$304,428
Belgium	–	93,170	–	93,170
Britain	253,986	777,014	–	1,031,000
China	32,601	361,335	–	393,936
Finland	8,544	87,817	–	96,361
France	87,770	239,634	–	327,404
Germany	77,505	211,381	–	288,886
Greece	–	13,478	–	13,478
Hong Kong	–	69,405	–	69,405
India	84,109	321,539	–	405,648
Indonesia	57,605	79,234	–	136,839
Ireland	53,027	40,643	–	93,670
Italy	8,560	164,259	–	172,819
Japan	–	1,097,960	–	1,097,960
Luxembourg	–	13,056	–	13,056
Netherlands	–	56,609	–	56,609
Norway	78,193	25,616	–	103,809
Philippines	–	78,400	–	78,400
Poland	7,342	89,918	–	97,260
South Africa	22,939	17,370	–	40,309
South Korea	–	53,623	–	53,623
Sweden	12,520	298,035	–	310,555
Taiwan	–	379,338	–	379,338
Thailand	–	38,918	–	38,918
United States	2,493,139	88,195	–	2,581,334
Vietnam	22,558	142,673	–	165,231
Other*	560,773	–	–	560,773
Total	$3,861,171	$5,143,048	$–	$9,004,219

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
Australia	$874,556	$1,888,780	$–	$2,763,336
Belgium	–	289,913	–	289,913
Britain	2,390,073	3,777,274	–	6,167,347
China	534,572	243,193	–	777,765
Finland	–	831,664	–	831,664
France	713,232	576,066	–	1,289,298
Germany	333,496	832,075	–	1,165,571
Greece	–	689,584	–	689,584
Hong Kong	–	754,813	–	754,813
India	–	2,059,740	–	2,059,740
Indonesia	–	467,265	–	467,265
Israel	–	73,546	–	73,546
Japan	–	9,544,366	–	9,544,366
Luxembourg	–	370,691	–	370,691
New Zealand	–	–	0	0
Norway	1,407,352	258,204	–	1,665,556
Oman	–	203,612	–	203,612
Philippines	374,918	324,661	–	699,579
South Korea	–	416,065	–	416,065
Sweden	243,047	3,409,859	–	3,652,906
Taiwan	–	2,988,769	–	2,988,769
Thailand	–	388,048	–	388,048
United States	7,858,387	1,008,813	–	8,867,200
Other*	2,013,392	–	–	2,013,392
Total	$16,743,025	$31,385,620	$–	$48,128,645

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
Belgium	$–	$13,022,794	$–	$13,022,794
Britain	31,069,550	102,461,767	–	133,531,317
China	2,712,122	22,076,470	–	24,788,592
Egypt	–	932,652	–	932,652
Finland	–	8,531,965	–	8,531,965
France	11,701,022	34,442,891	–	46,143,913
Germany	6,901,610	12,106,230	–	19,007,840
India	12,128,995	17,011,068	–	29,140,063
Indonesia	1,789,280	9,509,583	–	11,298,863
Ireland	–	9,317,963	–	9,317,963
Italy	–	11,329,788	–	11,329,788
Japan	–	65,282,207	–	65,282,207
Luxembourg	–	1,722,521	–	1,722,521
Netherlands	–	6,907,389	–	6,907,389
New Zealand	–	–	1	1
Norway	5,308,422	1,531,542	–	6,839,964
Philippines	–	7,896,954	–	7,896,954
Poland	–	9,309,116	–	9,309,116
South Africa	–	2,023,958	–	2,023,958
South Korea	–	1,930,700	–	1,930,700
Sweden	978,741	26,861,971	–	27,840,712
Taiwan	–	12,491,474	–	12,491,474
United States	191,456,064	17,883,764	–	209,339,828
Vietnam	–	9,712,209	–	9,712,209
Other*	39,687,763	–	–	39,687,763
Preferred Stocks*	–	–	1,923,136	1,923,136
Total	$303,733,569	$404,296,976	$1,923,137	$709,953,682

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Australia	$–	$4,826,992	$–	$4,826,992
Belgium	–	2,670,453	–	2,670,453
Britain	14,108,304	28,431,651	–	42,539,955
China	854,192	12,050,480	–	12,904,672
Finland	666,747	3,158,337	–	3,825,084
France	3,365,002	6,495,801	–	9,860,803
Germany	2,069,456	4,202,570	–	6,272,026
Greece	–	786,000	–	786,000
Hong Kong	–	2,353,394	–	2,353,394
India	3,320,299	10,119,784	–	13,440,083
Indonesia	1,388,329	2,323,373	–	3,711,702
Ireland	1,731,508	1,609,541	–	3,341,049
Italy	601,760	1,460,311	–	2,062,071
Japan	–	23,051,550	–	23,051,550
Luxembourg	–	344,331	–	344,331
Malaysia	–	476,186	–	476,186
Netherlands	–	1,399,162	–	1,399,162
New Zealand	–	–	1	1
Norway	2,430,518	1,247,406	–	3,677,924
Philippines	656,588	3,396,320	–	4,052,908
Poland	174,928	4,995,449	–	5,170,377
Singapore	711,847	804,093	–	1,515,940
South Africa	679,019	398,517	–	1,077,536
South Korea	–	1,431,511	–	1,431,511
Spain	–	–	0	0
Sweden	392,643	17,860,969	–	18,253,612
Switzerland	–	1,076,462	–	1,076,462
Taiwan	–	7,986,807	–	7,986,807
Thailand	–	427,350	–	427,350
United States	87,922,516	5,649,801	1,000,000	94,572,317
Vietnam	–	4,204,205	–	4,204,205
Other*	19,519,900	–	–	19,519,900
Preferred Stocks*	–	–	1,892,203	1,892,203
Total	$140,593,556	$155,238,806	$2,892,204	$298,724,566

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks
Australia	$–	$1,335,247	$–	$1,335,247
Belgium	–	5,201,795	–	5,201,795
Britain	9,404,298	36,077,201	–	45,481,499
China	–	15,295,492	–	15,295,492
Finland	–	921,264	–	921,264
France	1,840,818	8,865,296	–	10,706,114
Germany	–	5,699,314	–	5,699,314
Hong Kong	–	5,176,578	–	5,176,578
India	5,338,561	7,126,584	–	12,465,145
Ireland	–	3,562,215	–	3,562,215
Italy	–	7,132,182	–	7,132,182
Japan	–	11,765,794	–	11,765,794
Norway	–	2,096,788	–	2,096,788
Philippines	–	1,122,004	–	1,122,004
Poland	–	5,629,819	–	5,629,819
South Korea	–	1,176,022	–	1,176,022
Sweden	–	10,105,541	–	10,105,541
Switzerland	–	1,953,134	–	1,953,134
Taiwan	–	2,481,719	–	2,481,719
United States	125,999,669	4,062,156	1,300,000	131,361,825
Vietnam	–	2,103,179	–	2,103,179
Other*	17,530,949	–	–	17,530,949
Preferred Stocks*	–	–	1,626,978	1,626,978
Total	$160,114,295	$138,889,324	$2,926,978	$301,930,597

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
Australia	$1,092,340	$9,405,843	$–	$10,498,183
Belgium	–	16,605,327	–	16,605,327
Britain	32,372,146	87,915,582	–	120,287,728
China	2,098,529	25,413,737	–	27,512,266
Finland	–	7,961,183	–	7,961,183
France	11,037,476	33,101,764	–	44,139,240
Germany	10,337,833	26,258,211	–	36,596,044
India	16,340,153	33,279,071	–	49,619,224
Indonesia	2,252,074	10,763,907	–	13,015,981
Ireland	10,304,508	9,986,071	–	20,290,579
Italy	1,693,886	13,840,268	–	15,534,154
Japan	–	93,296,482	–	93,296,482
Luxembourg	–	3,220,075	–	3,220,075
Netherlands	–	9,119,375	–	9,119,375
New Zealand	–	–	1	1
Norway	7,970,560	2,772,919	–	10,743,479
Philippines	–	9,727,986	–	9,727,986
Poland	–	8,785,245	–	8,785,245
South Africa	–	3,557,286	–	3,557,286
South Korea	–	8,173,242	–	8,173,242
Sweden	1,910,512	32,460,024	–	34,370,536
Taiwan	–	16,923,513	–	16,923,513
United States	20,240,385	8,335,120	–	28,575,505
Vietnam	–	6,143,364	–	6,143,364
Other*	42,138,972	–	–	42,138,972
Total	$159,789,374	$477,045,595	$1	$636,834,970

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks
Australia	$–	$14,904,563	$–	$14,904,563
Belgium	–	46,402,960	–	46,402,960
Britain	58,486,494	293,566,070	–	352,052,564
China	–	134,157,883	–	134,157,883
Finland	–	5,964,762	–	5,964,762
France	11,392,328	82,742,241	–	94,134,569
Germany	8,539,569	45,711,731	–	54,251,300
Hong Kong	–	33,429,708	–	33,429,708
India	48,898,717	71,873,075	–	120,771,792
Indonesia	–	7,368,578	–	7,368,578
Ireland	–	27,197,866	–	27,197,866
Italy	–	57,367,834	–	57,367,834
Japan	–	125,014,842	–	125,014,842
Norway	–	14,508,598	–	14,508,598
Philippines	–	11,571,842	–	11,571,842
Poland	–	43,412,047	–	43,412,047
South Korea	–	10,097,202	–	10,097,202
Sweden	–	84,498,157	–	84,498,157
Switzerland	–	21,665,700	–	21,665,700
Taiwan	–	33,911,792	–	33,911,792
United States	121,608,217	32,413,926	–	154,022,143
Vietnam	–	13,750,691	–	13,750,691
Other*	133,518,148	–	–	133,518,148
Total	$382,443,473	$1,211,532,071	$–	$1,593,975,544

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak US Stalwarts Fund
Common Stocks
Hong Kong	$–	$2,176,049	$–	$2,176,049
United States	105,585,399	2,171,904	700,000	108,457,303
Other*	14,821,071	–	–	14,821,071
Preferred Stocks*	–	–	626,088	626,088
Total	$120,406,470	$4,347,953	$1,326,088	$126,080,511

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Global Opportunities Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2022	$1	$2,406,336	$2,406,337
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	(483,200)	(483,200)
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2022	$1	$1,923,136	$1,923,137
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2022	$-	$(483,200)	$(483,200)

	Foreign Common
Grandeur Peak Global Reach Fund	Stock	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2022	$1	$1,000,000	$2,121,368	$3,121,369
Accrued discount/ premium	-	-	-	-
Realized Gain/(Loss)	-	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-	(229,164)	(229,164)
Purchases	-	-	-	-
Sales Proceeds	-	-	(1)	(1)
Transfer into Level 3	-	-	-	-
Transfer out of Level 3	-	-	-	-
Balance as of July 31, 2022	$1	$1,000,000	$1,892,203	$2,892,204
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2022	$-	$-	$(229,164)	$(229,164)

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Grandeur Peak Global Stalwarts Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2022	$1,300,000	$1,748,289	$3,048,289
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	(121,311)	(121,311)
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2022	$1,300,000	$1,626,978	$2,926,978
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2022	$-	$(121,311)	$-

Grandeur Peak International Opportunities Fund	Common Stock	Total
Balance as of April 30, 2022	$1	$1
Accrued discount/ premium	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of July 31, 2022	$1	$1
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2022	$-	$-

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Grandeur Peak US Stalwarts Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2022	$700,000	$626,088	$1,326,088
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2022	$700,000	$626,088	$1,326,088
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2022	$-	$-	$-

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Short Sales: The Funds may make short sales of securities consistent with their strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

July 31, 2022 (Unaudited)

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.